UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06526
The Boston Trust & Walden Funds
(Exact name of registrant as specified in charter)
One Beacon Street Boston, MA		02108
(Address of principal executive offices)		(Zip code)
3435 Stelzer Rd. Columbus, OH		43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: March 31
Date of reporting period: September 30, 2012

Item 1.  Reports to Stockholders.

Semi-Annual Report September 30, 2012 (Unaudited)
Table of Contents

Economic and Market Summary	3

Boston Trust Asset Management Fund
Investment Performance	4
Schedule of Portfolio Investments	10
Financial Statements	12
Financial Highlights	14

Boston Trust Equity Fund
Investment Performance	5
Schedule of Portfolio Investments	15
Financial Statements	16
Financial Highlights	18

Boston Trust Midcap Fund
Investment Performance	6
Schedule of Portfolio Investments	19
Financial Statements	20
Financial Highlights	22

Boston Trust SMID Cap Fund
Investment Performance	7
Schedule of Portfolio Investments	23
Financial Statements	24
Financial Highlights	26

Boston Trust Small Cap Fund
Investment Performance	8
Schedule of Portfolio Investments	27
Financial Statements	28
Financial Highlights	30

Environmental, Social and Governance Research and Action Update	31

Walden Asset Management Fund
Investment Performance	33
Schedule of Portfolio Investments	38
Financial Statements	40
Financial Highlights	42

Walden Equity Fund
Investment Performance	34
Schedule of Portfolio Investments	43
Financial Statements	44
Financial Highlights	46

Walden Midcap Fund
Investment Performance	35
Schedule of Portfolio Investments	47
Financial Statements	48
Financial Highlights	50

Walden SMID Cap Innovations Fund
Schedule of Portfolio Investments	51
Financial Statements	52
Financial Highlights	54

Walden Small Cap Innovations Fund
Investment Performance	36
Schedule of Portfolio Investments	55
Financial Statements	56
Financial Highlights	58

Notes to Financial Statements	59
Supplementary Information	65

Boston Trust Investment Management, Inc. (BTIM), a subsidiary of Boston Trust & Investment Management Company and an affiliate of Walden Asset Management (Walden), serves as investment adviser (the Adviser) to the Boston Trust & Walden Funds and receives a fee for its services. Walden, a division of BTIM, performs shareholder advocacy, proxy voting, screening services, and other environmental, social and governance initiatives for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by BTIM or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by BHIL Distributors, Inc., Columbus, OH.

The foregoing information and opinions are for general information only. Boston Trust & Walden Funds and BTIM do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

The Boston Trust & Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.

The recent appreciation in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Photography credits:
•	Cover: Bruce Field
•	Pages 1, 5, 6, 34 and 35: Jim Gallagher
•	Pages 4, 7 and 37: Rebecca Monette
•	Pages 8 and 33: Janet C. Dygert

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The Boston Trust & Walden Funds A Registered Investment Company

Boston Trust and Walden Funds Economic and Market Summary (Unaudited)	Domenic Colasacco, CFA Portfolio Manager and President Boston Trust Investment Management, Inc.

The spring and summer months of 2012 brought little reprieve from the mostly adverse economic and political issues that have dominated media headlines in recent years. In addition to the now widely publicized, sovereign debt-induced economic recession affecting much of the euro zone, media attention was focused on warnings of slower growth in many emerging market economies, including China. Here in the United States, reports confirmed that the pace of Gross Domestic Product1 growth remains anemic, with job gains insufficient to bring the rate of overall unemployment much below 8%. We were also reminded that a so-called “fiscal budget cliff” looms at year-end unless Congress is able to reach some type of political compromise. Beginning in June, however, investors generally looked past the grim news headlines, and bid stocks higher. Indeed, by September, most domestic stock indexes were close to their highest levels since 2007, the year before the depths of the financial crisis, and stood about 15% above their year-end 2011 close.

Identifying all of the reasons behind past stock price movements is nearly as difficult as predicting future events. With that caveat, three essential factors stand out in our view. First, among the major investment asset classes, stocks have been the most reasonably valued for several years, especially compared to the near-zero interest rates available in high quality bonds and money market instruments. Simply stated, stock valuations were too low at the beginning of the summer. Second, corporate profits have continued to rise despite a slow growth economic environment. Higher corporate profits and cash flows have allowed corporations to return record levels of cash to shareholders through a combination of dividends and share buybacks. Third, and perhaps most important, the worlds’ central banks continued to lower interest rates and increase liquidity to support their local economies. Such initiatives are not new in the United States, Japan, and China, although the European Central Bank (ECB), which has resisted direct bond purchases and money creation, recently announced it would begin a program that supports struggling sovereign debt issuers, in particular the key Spanish and Italian governments. Given that a euro break-up has been of great concern among global investors, the ECB initiative increased confidence in the currency’s survival, at least for the immediate future.

What lies ahead? Have investors become too complacent about the many macro economic and political problems that remain around the globe and in the process driven stock values to unsustainable levels? The future is as uncertain as ever, but in our view stock values are not unreasonable.

Our position for several years has been that all of our economic problems do not have to be resolved for the stock market to advance. When valuations of corporate sales, profits, and cash flows are reasonable, as they have been, usually all that is needed to lift stock values is gradual economic improvement. Despite recent weaker-than-desired economic progress, there is little debate that overall conditions are better today compared to a year ago. The economy has added nearly two million new jobs in the past twelve months, wages for those who are employed have risen, albeit modestly, and our primary financial institutions have more liquidity and are better capitalized. Corporate profits and cash flows have risen by about 10% over this period, with many corporations paying higher dividends and giving more money back to shareholders through share repurchases. Even the euro zone has managed to stay intact, though critical, politically difficult decisions that involve more centralized fiscal policies have been delayed.

There is always risk that our economy will falter and return to recession with the potential catalyst being a financial collapse in the euro zone, a major conflict in the Middle East that is accompanied by a cutoff in oil supplies, or a political blunder in Washington over tax policy. More likely, in our view, is that a year from now real GDP will be about 2% higher, an additional two million or so people will be employed, and well-situated corporations will be able to generate higher sales, profits and cash flows. In large part, our confidence continues to rest on the ability of most corporations to adapt to changing business conditions and a belief that Congress and the President will reach a tax and budget compromise that works well enough to avoid lasting economic harm. Stock values, as has been the case this year, tend to rise in such an environment far more often than not.

[1]	The Gross Domestic Product (“GDP”) is the measure of the market value of the finished goods and services produced by labor and property in the United States.

Boston Trust Asset Management Fund September 30, 2012	Investment Performance (Unaudited)

		Annualized

	Six Months	1 Year	5 Years	10 Years
	Ended	Ended	Ended	Ended
	9/30/12	9/30/12	9/30/12	9/30/12
Boston Trust Asset Management Fund[1]	2.05%	19.76%	3.86%	6.85%
S&P 500® Index	3.43%	30.20%	1.05%	8.01%

Barclays U.S. Government/Credit Bond Index	4.34%	5.66%	6.63%	5.39%

Citigroup 90-Day U.S. Treasury Bill Index	0.04%	0.05%	0.64%	1.73%

Morningstar U.S. Open-End Moderate Allocation Funds Average	2.29%	17.93%	1.56%	6.42%

Hypothetical Growth of a $10,000 Investment

The chart represents historical 10-year performance of a hypothetical investment of $10,000 in the Boston Trust Asset Management Fund and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Barclays U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), Government-Related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Barclays U.S. Government/Credit Bond Index is a component of the Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The Index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The Morningstar U.S. Open-End Moderate Allocation Funds Average is a managed average representing performance of portfolios that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$34.40
Gross Expense Ratio[1]:	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]
The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2012. The Gross Expense Ratio includes the impact of repayment of fees and expenses which were previously reimbursed under the terms of the Fund’s contractual expense limitation agreement, which continues through August 1, 2013 and may be terminated thereafter. The contractual fee limit under the agreement is 1.00% of the Fund’s average annual net assets. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2012 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower.

Investment Performance (Unaudited)	Boston Trust Equity Fund September 30, 2012

		Annualized

	Six Months	1 Year	5 Years	Since
	Ended	Ended	Ended	Inception
	9/30/12	9/30/12	9/30/12	10/1/03
Boston Trust Equity Fund[1]	1.03%	25.60%	2.47%	6.42%
S&P 500® Index	3.43%	30.20%	1.05%	6.07%

Hypothetical Growth of a $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Boston Trust Equity Fund from October 1, 2003 to September 30, 2012, and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$15.70
Gross Expense Ratio[1]:	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]
The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2012. The Gross Expense Ratio includes the impact of repayment of fees and expenses which were previously reimbursed under the terms of the Fund’s contractual expense limitation agreement, which continues through August 1, 2013 and may be terminated thereafter. The contractual fee limit under the agreement is 1.00% of the Fund’s average annual net assets. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2012 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower.

Boston Trust Midcap Fund September 30, 2012	Investment Performance (Unaudited)

		Annualized

	Six Months	1 Year	5 Year	Since
	Ended	Ended	Ended	Inception
	9/30/12	9/30/12	9/30/12	9/24/07
Boston Trust Midcap Fund[1]	-2.59%	23.09%	5.14%	5.52%
Russell Midcap® Index	0.94%	28.03%	2.24%	2.44%

Hypothetical Growth of a $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Boston Trust Midcap Fund from September 24, 2007 to September 30, 2012, and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$12.02
Gross Expense Ratio[1]:	1.13%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]
The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2012. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2012 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2013 and may be terminated thereafter.

Investment Performance (Unaudited)	Boston Trust SMID Cap Fund September 30, 2012

	Six Months	Since
	Ended	Inception
	9/30/12	11/30/11
Boston Trust SMID Cap Fund[1]	-2.25%	8.45%
Russell 2500TM Index	1.19%	14.59%

Hypothetical Growth of a $10,000 Investment

The chart represents the historical performance of a hypothetical $10,000 investment in the Boston Trust SMID Cap Fund from November 30, 2011 to September 30, 2012, and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust SMID Cap Fund is measured against the Russell 2500TM Index, which is an unmanaged index that measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$10.84
Gross Expense Ratio[1]:	2.18%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]
The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2012. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2012 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2013 and may be terminated thereafter.

Boston Trust Small Cap Fund September 30, 2012	Investment Performance (Unaudited)

		Annualized

	Six Months	1 Year	5 Years	10 Years
	Ended	Ended	Ended	Ended
	9/30/12	9/30/12	9/30/12	9/30/12
Boston Trust Small Cap Fund1,*	0.08%	27.35%	4.67%	11.33%
Russell 2000® Index	1.60%	31.91%	2.21%	10.17%

Hypothetical Growth of a $10,000 Investment

The chart represents historical 10-year performance of a hypothetical investment of $10,000 in the Boston Trust Small Cap Fund and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
The quoted performance for the Fund reflects the performance of a collective investment fund that was previously managed with full investment authority by the parent company of the Fund’s Adviser prior to the establishment of the Fund on December 16, 2005. The performance of the collective investment fund has been restated to reflect the net expenses of the Fund after all expenses at an annual rate of 1.25%, the Adviser’s expense limitation for its initial year of investment operations. The collective investment fund was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the collective investment fund had been registered, the collective investment fund’s performance may have been adversely affected.

The Boston Trust Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$13.25
Gross Expense Ratio[1]:	1.06%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]
The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2012. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2012 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2013 and may be terminated thereafter.

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Schedule of Portfolio Investments	Boston Trust Asset Management Fund September 30, 2012 (Unaudited)

COMMON STOCKS (73.2%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (7.6%)
Advance Auto Parts, Inc.	10,000	684,400
Autoliv, Inc.	25,000	1,549,250
Comcast Corp., Class A	100,000	3,577,000
Johnson Controls, Inc.	40,000	1,096,000
McDonald’s Corp.	32,500	2,981,875
NIKE, Inc., Class B	40,000	3,796,400
Omnicom Group, Inc.	40,000	2,062,400
Ross Stores, Inc.	60,000	3,876,000
Target Corp.	5,000	317,350

		19,940,675

Consumer Staples (9.5%)
Church & Dwight Co., Inc.	25,000	1,349,750
Costco Wholesale Corp.	35,000	3,504,375
Diageo PLC, Sponsored ADR	30,000	3,381,900
McCormick & Co., Inc.	60,000	3,722,400
Nestle SA, Sponsored ADR	30,000	1,896,300
PepsiCo, Inc.	40,000	2,830,800
Procter & Gamble Co.	35,000	2,427,600
SYSCO Corp.	125,000	3,908,750
Wal-Mart Stores, Inc.	25,000	1,845,000

		24,866,875

Energy (10.2%)
Apache Corp.	25,000	2,161,750
Chevron Corp.	50,000	5,828,000
ConocoPhillips	50,000	2,859,000
Devon Energy Corp.	25,000	1,512,500
Exxon Mobil Corp.	105,000	9,602,250
Phillips 66	25,000	1,159,250
Schlumberger Ltd.	50,000	3,616,500

		26,739,250

Financials (9.3%)
Chubb Corp.	70,000	5,339,600
Cincinnati Financial Corp.	125,000	4,736,250
Comerica, Inc.	40,000	1,242,000
JPMorgan Chase & Co.	100,000	4,048,000
M&T Bank Corp.	10,000	951,600
Northern Trust Corp.	22,500	1,044,338
PNC Financial Services Group, Inc.	30,000	1,893,000
State Street Corp.	25,000	1,049,000
T. Rowe Price Group, Inc.	65,000	4,114,500

		24,418,288

Health Care (6.1%)
Becton, Dickinson & Co.	50,000	3,928,000
C.R. Bard, Inc.	32,500	3,401,125
DENTSPLY International, Inc.	55,000	2,097,700
Johnson & Johnson, Inc.	20,000	1,378,200
Medtronic, Inc.	20,000	862,400
Mettler-Toledo International, Inc.(a)	5,000	853,700
Saint Jude Medical, Inc.	20,000	842,600
Stryker Corp.	20,000	1,113,200
Varian Medical Systems, Inc.(a)	25,000	1,508,000

		15,984,925

Industrials (13.7%)
3M Co.	25,000	2,310,500
Donaldson Co., Inc.	150,000	5,206,500
Emerson Electric Co.	75,000	3,620,250
Expeditors International of Washington, Inc.	25,000	909,000
Hubbell, Inc., Class B	42,500	3,431,450
Illinois Tool Works, Inc.	75,000	4,460,250
Precision Castparts Corp.	30,000	4,900,200
Rockwell Collins, Inc.	45,000	2,413,800
United Parcel Service, Inc., Class B	50,000	3,578,500
W.W. Grainger, Inc.	25,000	5,209,250

		36,039,700

	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Information Technology (13.7%)
Accenture PLC, Class A	70,000	4,902,100
Apple, Inc.	10,000	6,672,600
Automatic Data Processing, Inc.	70,000	4,106,200
EMC Corp.(a)	150,000	4,090,500
Intel Corp.	100,000	2,268,000
International Business Machines Corp.	30,000	6,223,500
Microsoft Corp.	130,000	3,871,400
Oracle Corp.	125,000	3,936,250

		36,070,550

Materials (3.1%)
Air Products & Chemicals, Inc.	20,000	1,654,000
AptarGroup, Inc.	40,000	2,068,400
Ecolab, Inc.	25,000	1,620,250
Sigma-Aldrich Corp.	40,000	2,878,800

		8,221,450

TOTAL COMMON STOCKS (Cost $115,589,982)		192,281,713

CORPORATE BONDS (4.7%)
Consumer Staples (0.2%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	587,034

Financials (3.8%)
American Express Bank FSB, BKNT, 6.00%, 9/13/17	200,000	242,872
American Express Co., 7.00%, 3/19/18	1,500,000	1,900,650
American Express Co., 8.13%, 5/20/19	1,675,000	2,269,069
John Deere Capital Corp., Series D, 5.35%, 4/3/18	1,000,000	1,198,607
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,587,942
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	740,789
Wells Fargo & Co., 2.63%, 12/15/16	1,500,000	1,588,737
Weyerhaeuser Co., 7.25%, 7/1/13	300,000	313,287

		9,841,953

Industrials (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	351,555

Information Technology (0.4%)
Oracle Corp., 5.75%, 4/15/18	750,000	931,843

Telecommunication Services (0.2%)
AT&T, Inc., 5.63%, 6/15/16	500,000	586,035

TOTAL CORPORATE BONDS (Cost $10,364,847)		12,298,420

MUNICIPAL BONDS (2.7%)
Florida (0.5%)
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,191,760

Illinois (0.6%)
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	533,455
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 3/1/14 @ 100	600,000	633,276
Illinois State, Series A, GO, 5.00%, 3/1/22,
Prerefunded 3/1/14 @ 100	150,000	159,788
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	273,407

		1,599,926

10	See Notes to Financial Statements

Schedule of Portfolio Investments (cont.)	Boston Trust Asset Management Fund September 30, 2012 (Unaudited)

MUNICIPAL BONDS, CONTINUED
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Massachusetts (0.9%)
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	540,141
Massachusetts State Health & Educational Facilities
Authority Revenue, Series A, 5.00%, 12/15/26, GO of Institution, Callable 12/15/19 @ 100	1,500,000	1,827,270

		2,367,411

Ohio (0.2%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	500,000	548,300

Washington (0.1%)
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	301,958

Wisconsin (0.4%)
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	238,974
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	917,137

		1,156,111

TOTAL MUNICIPAL BONDS (Cost $6,536,557)		7,165,466

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (18.2%)
Federal Farm Credit Bank
2.63%, 8/12/19	11,500,000	12,531,297
3.30%, 11/25/26	2,000,000	2,099,601
3.39%, 2/1/28	2,000,000	2,120,010

		16,750,908

Federal Home Loan Bank
4.13%, 12/13/19	2,000,000	2,385,234
4.88%, 12/14/12	4,500,000	4,542,381
5.25%, 9/13/13	5,000,000	5,239,030
5.25%, 12/9/22	1,000,000	1,305,279

		13,471,924

Government National Mortgage Association
4.00%, 9/15/40	929,289	1,027,217

U.S. Treasury Bond
5.25%, 2/15/29	1,500,000	2,103,984

U.S. Treasury Inflation Protected Bond
1.25%, 7/15/20	6,000,000	7,543,555

U.S. Treasury Note
2.38%, 6/30/18	6,500,000	7,081,952

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,647,535)		47,979,540

INVESTMENT COMPANIES (1.0%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.05%(b)	2,509,770	2,509,770

TOTAL INVESTMENT COMPANIES (Cost $2,509,770)		2,509,770

Total Investments (Cost $179,648,691)(c) — 99.8%		262,234,909
Other assets in excess of liabilities — 0.2%		549,216

NET ASSETS — 100.0%		$262,784,125

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
ADR	American Depositary Receipt
BKNT	Bank Note
FSB	Federal Savings Bank
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Financial Statements	11

Financial Statements	Boston Trust Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $179,648,691)	$262,234,909
Interest and dividends receivable	830,613
Prepaid expenses and other assets	11,760

Total Assets	263,077,282

Liabilities:
Payable for capital shares redeemed	77,915
Accrued expenses and other liabilities:
Investment adviser	165,416
Administration and accounting	7,389
Custodian	4,296
Transfer agency	3,826
Trustee	456
Other	33,859

Total Liabilities	293,157

Net Assets	$262,784,125

Composition of Net Assets:
Capital	$177,442,232
Accumulated net investment income	2,558,219
Accumulated net realized gains from investment transactions	197,456
Net unrealized appreciation from investments	82,586,218

Net Assets	$262,784,125

Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,639,814

Net Asset Value, Offering Price and Redemption Price per share	$34.40

STATEMENT OF OPERATIONS
For the six months ended September 30, 2012 (Unaudited)

Investment Income:
Interest	$1,070,585
Dividends	2,001,366

Total Investment Income	3,071,951

Expenses:
Investment adviser	958,633
Administration and accounting	160,128
Trustee	6,344
Custodian	21,929
Transfer agency	18,748
Chief compliance officer	4,467
Recoupment of prior expenses reimbursed by the investment adviser	4,171
Other	63,395

Total expenses before fee reductions	1,237,815

Net Expenses	1,237,815

Net Investment Income	1,834,136

Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	1,324,620
Change in unrealized appreciation from investments	2,068,696

Net realized/unrealized gains from investments	3,393,316

Change in Net Assets Resulting from Operations	$5,227,452

12	See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	six months ended	year ended
	September 30,	March 31,
	2012	2012

	(Unaudited)
Investment Activities:
Operations:
Net investment income	$1,834,136	$3,300,658
Net realized gains from investment transactions	1,324,620	1,166,056
Change in unrealized appreciation/depreciation from investments	2,068,696	15,325,800

Change in net assets resulting from operations	5,227,452	19,792,514

Dividends:
Net investment income	—	(3,373,655)

Change in Net Assets Resulting from Shareholder Dividends	—	(3,373,655)

Capital Share Transactions:
Proceeds from shares issued	12,015,993	12,966,581
Proceeds from shares issued in subscription in-kind	—	6,858,946
Dividends reinvested	—	3,093,298
Cost of shares redeemed	(11,490,716)	(15,534,449)

Change in net assets resulting from capital share transactions	525,277	7,384,376

Change in Net Assets	5,752,729	23,803,235
Net Assets:
Beginning of period	257,031,396	233,228,161

End of period	$262,784,125	$257,031,396

Share Transactions:
Issued	360,060	410,393
Issued in subscriptions in-kind(a)	—	223,273
Reinvested	—	100,172
Redeemed	(345,608)	(499,341)

Change in Shares	14,452	234,497

Accumulated net investment income	$2,558,219	$724,083

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	13

Financial Statements	Boston Trust Asset Management Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the periods indicated.

	For the six		For the	For the	For the	For the		For the
	months ended		year ended	year ended	year ended	year ended		year ended
	September 30,		March 31,	March 31,	March 31,	March 31,		March 31,
	2012		2012	2011	2010	2009		2008

	(Unaudited)

Net Asset Value, Beginning of Period	$33.71		$31.56	$28.69	$23.33	$30.31		$29.87

Investment Activities:
Net investment income	0.24		0.43	0.44	0.47	0.49	(a)	0.46
Net realized and unrealized gains (losses) from investment transactions	0.45		2.17	2.88	5.36	(6.11)		1.42

Total from investment activities	0.69		2.60	3.32	5.83	(5.62)		1.88

Dividends:
Net investment income	—		(0.45)	(0.45)	(0.47)	(0.52)		(0.45)
Net realized gains from investments	—		—	—	—	(0.84)		(0.99)

Total dividends	—		(0.45)	(0.45)	(0.47)	(1.36)		(1.44)

Net Asset Value, End of Period	$34.40		$33.71	$31.56	$28.69	$23.33		$30.31

Total return	2.05%	(b)	8.36%	11.65%	25.08%	(18.68)%		6.06%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$262,784		$257,031	$233,228	$200,312	$148,401		$183,314
Ratio of net expenses to average net assets	0.97%	(c)	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of net investment income to average net assets	1.43%	(c)	1.40%	1.50%	1.84%	1.80%		1.46%
Ratio of expenses (before fee reductions) to average net assets(d)	0.97%	(c)	1.07%	1.07%	1.08%	1.08%		1.08%
Portfolio turnover rate	1.67%	(b)	18.70%	15.76%	12.90%	21.30%		33.49%

Amounts designated as “—” are $0 or have been rounded to $0 or 0.005 per share.
(a)	Calculated using the average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

14	See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Equity Fund September 30, 2012 (Unaudited)

COMMON STOCKS (98.5%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (10.8%)
Advance Auto Parts, Inc.	4,000	273,760
Autoliv, Inc.	15,000	929,550
Comcast Corp., Class A	50,000	1,788,500
Johnson Controls, Inc.	10,000	274,000
McDonald’s Corp.	17,500	1,605,625
NIKE, Inc., Class B	8,000	759,280
Omnicom Group, Inc.	20,000	1,031,200
Ross Stores, Inc.	17,500	1,130,500

		7,792,415

Consumer Staples (12.7%)
Church & Dwight Co., Inc.	10,000	539,900
Colgate-Palmolive Co.	5,000	536,100
Costco Wholesale Corp.	15,000	1,501,875
Diageo PLC, Sponsored ADR	14,000	1,578,220
McCormick & Co., Inc.	7,000	434,280
Nestle SA, Sponsored ADR	10,000	632,100
PepsiCo, Inc.	12,500	884,625
Procter & Gamble Co.	10,000	693,600
SYSCO Corp.	40,000	1,250,800
Wal-Mart Stores, Inc.	15,000	1,107,000

		9,158,500

Energy (13.4%)
Apache Corp.	12,000	1,037,640
Chevron Corp.	16,000	1,864,960
ConocoPhillips	15,000	857,700
Devon Energy Corp.	7,500	453,750
Exxon Mobil Corp.	40,000	3,658,000
Phillips 66	7,500	347,775
Schlumberger Ltd.	20,000	1,446,600

		9,666,425

Financials (13.0%)
Chubb Corp.	25,000	1,907,000
Cincinnati Financial Corp.	50,000	1,894,500
Comerica, Inc.	12,500	388,125
JPMorgan Chase & Co.	35,000	1,416,800
M&T Bank Corp.	5,000	475,800
Northern Trust Corp.	7,500	348,112
PNC Financial Services Group, Inc.	12,500	788,750
State Street Corp.	7,500	314,700
T. Rowe Price Group, Inc.	30,000	1,899,000

		9,432,787

Health Care (8.0%)
Becton, Dickinson & Co.	17,000	1,335,520
C.R. Bard, Inc.	12,500	1,308,125
DENTSPLY International, Inc.	25,000	953,500
Johnson & Johnson, Inc.	2,000	137,820
Medtronic, Inc.	10,000	431,200
Mettler-Toledo International, Inc.(a)	1,500	256,110
Saint Jude Medical, Inc.	5,000	210,650
Stryker Corp.	10,000	556,600
Varian Medical Systems, Inc.(a)	10,000	603,200

		5,792,725

Industrials (18.3%)
3M Co.	2,500	231,050
Donaldson Co., Inc.	50,000	1,735,500
Emerson Electric Co.	35,000	1,689,450
Expeditors International of Washington, Inc.	10,000	363,600
Hubbell, Inc., Class B	10,000	807,400
Illinois Tool Works, Inc.	30,000	1,784,100
Precision Castparts Corp.	15,000	2,450,100
Rockwell Collins, Inc.	15,000	804,600
United Parcel Service, Inc., Class B	14,000	1,001,980
W.W. Grainger, Inc.	11,500	2,396,255

		13,264,035

Information Technology (17.9%)
Accenture PLC, Class A	25,000	1,750,750
Apple, Inc.	4,000	2,669,040
Automatic Data Processing, Inc.	20,000	1,173,200
EMC Corp.(a)	65,000	1,772,550
Intel Corp.	25,000	567,000
International Business Machines Corp.	10,000	2,074,500
Microsoft Corp.	50,000	1,489,000
Oracle Corp.	45,000	1,417,050

		12,913,090

Materials (4.5%)
Air Products & Chemicals, Inc.	5,000	413,500
AptarGroup, Inc.	10,000	517,100
Ecolab, Inc.	14,000	907,340
Sigma-Aldrich Corp.	20,000	1,439,400

		3,277,340

TOTAL COMMON STOCKS (Cost $41,542,933)		71,297,317

INVESTMENT COMPANIES (1.4%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.05%(b)	986,623	986,623

TOTAL INVESTMENT COMPANIES (Cost $986,623)		986,623

Total Investments (Cost $42,529,556)(c) — 99.9%		72,283,940
Other assets in excess of liabilities — 0.1%		50,069

NET ASSETS — 100.0%		$72,334,009

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements	15

Financial Statements	Boston Trust Equity Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $42,529,556)	$72,283,940
Dividends receivable	111,387
Prepaid expenses and other assets	3,573

Total Assets	72,398,900

Liabilities:
Payable for capital shares redeemed	3,500
Accrued expenses and other liabilities:
Investment adviser	44,305
Administration and accounting	2,148
Custodian	1,114
Transfer agency	3,164
Trustee	113
Other	10,547

Total Liabilities	64,891

Net Assets	$72,334,009

Composition of Net Assets:
Capital	$43,905,393
Accumulated net investment income	515,032
Accumulated net realized losses from investment transactions	(1,840,800)
Net unrealized appreciation from investments	29,754,384

Net Assets	$72,334,009

Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,606,229

Net Asset Value, Offering Price and Redemption Price per share	$15.70

STATEMENT OF OPERATIONS
For the six months ended September 30, 2012 (Unaudited)

Investment Income:
Dividends	$714,395

Total Investment Income	714,395

Expenses:
Investment adviser	257,397
Administration and accounting	43,637
Trustee	1,582
Custodian	5,783
Transfer agency	16,241
Chief compliance officer	1,113
Recoupment of prior expenses reimbursed by the investment adviser	1,646
Other	16,711

Total expenses before fee reductions	344,110

Net Expenses	344,110

Net Investment Income	370,285

Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	962,373
Change in unrealized depreciation from investments	(519,553)

Net realized/unrealized gains from investments	442,820

Change in Net Assets Resulting from Operations	$813,105

16	See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	six months ended	year ended
	September 30,	March 31,
	2012	2012

	(Unaudited)
Investment Activities:
Operations:
Net investment income	$370,285	$602,627
Net realized gains from investment transactions	962,373	245,312
Change in unrealized appreciation/depreciation from investments	(519,553)	4,546,914

Change in Net Assets Resulting from Operations	813,105	5,394,853

Dividends:
Net investment income	—	(589,650)

Change in Net Assets Resulting from Shareholder Dividends	—	(589,650)

Capital Share Transactions:
Proceeds from shares issued	2,918,682	4,647,257
Dividends reinvested	—	507,274
Cost of shares redeemed	(971,478)	(3,849,474)

Change in Net Assets Resulting from Capital Share Transactions	1,947,204	1,305,057

Change in Net Assets	2,760,309	6,110,260
Net Assets:
Beginning of period	69,573,700	63,463,440

End of period	$72,334,009	$69,573,700

Share Transactions:
Issued	193,910	327,501
Reinvested	—	36,786
Redeemed	(65,016)	(275,060)

Change in Shares	128,894	89,227

Accumulated net investment income	$515,032	$144,747

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements	17

Financial Statements	Boston Trust Equity Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the periods indicated.

	For the six		For the	For the	For the	For the	For the
	months ended		year ended	year ended	year ended	year ended	year ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2012		2012	2011	2010	2009	2008

	(Unaudited)

Net Asset Value, Beginning of Period	$15.54		$14.46	$12.62	$8.77	$13.17	$13.17

Investment Activities:
Net investment income	0.08		0.13	0.11	0.10	0.10(a)	0.08
Net realized and unrealized gains (losses) from investment transactions	0.08		1.08	1.84	3.85	(4.40)	0.30

Total from Investment Activities	0.16		1.21	1.95	3.95	(4.30)	0.38

Dividends:
Net investment income	—		(0.13)	(0.11)	(0.10)	(0.10)	(0.08)
Net realized gains from investments	—		—	—	—	—	(0.30)

Total dividends	—		(0.13)	(0.11)	(0.10)	(0.10)	(0.38)

Net Asset Value, End of Period	$15.70		$15.54	$14.46	$12.62	$8.77	$13.17

Total return	1.03%	(b)	8.50%	15.48%	45.13%	(32.73)%	2.59%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$72,334		$69,574	$63,463	$53,583	$38,699	$65,050
Ratio of net expenses to average net assets	1.00%	(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.08%	(c)	0.96%	0.85%	0.92%	0.86%	0.55%
Ratio of expenses (before fee reductions) to average net assets(d)	1.00%	(c)	1.07%	1.09%	1.11%	1.10%	1.10%
Portfolio turnover rate	3.58%	(b)	10.80%	14.31%	19.90%	28.85%	23.53%

Amounts designated as “—” are $0 or have been rounded to $0 or 0.005 per share.
(a)	Calculated using the average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

18	See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Midcap Fund September 30, 2012 (Unaudited)

COMMON STOCKS (99.2%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (13.6%)
Advance Auto Parts, Inc.	6,200	424,328
Autoliv, Inc.	8,480	525,506
Family Dollar Stores, Inc.	6,750	447,525
Gentex Corp.	11,250	191,362
Hasbro, Inc.	12,900	492,393
LKQ Corp.(a)	10,500	194,250
O’Reilly Automotive, Inc.(a)	4,700	393,014
Omnicom Group, Inc.	9,750	502,710
Ross Stores, Inc.	7,850	507,110
Tractor Supply Co.	2,275	224,975

		3,903,173

Consumer Staples (6.3%)
Brown-Forman Corp., Class B	6,300	411,075
Campbell Soup Co.	10,000	348,200
Church & Dwight Co., Inc.	10,900	588,491
McCormick & Co., Inc.	7,525	466,851

		1,814,617

Energy (8.4%)
Cabot Oil & Gas Corp.	6,000	269,400
Core Laboratories NV	4,000	485,920
Denbury Resources, Inc.(a)	25,425	410,868
Energen Corp.	5,000	262,050
FMC Technologies, Inc.(a)	7,800	361,140
Murphy Oil Corp.	6,500	348,985
Oceaneering International, Inc.	5,000	276,250

		2,414,613

Financials (17.1%)
Bank of Hawaii Corp.	4,950	225,819
Cincinnati Financial Corp.	13,905	526,860
Comerica, Inc.	11,275	350,089
Commerce Bancshares, Inc.	7,237	291,868
Cullen/Frost Bankers, Inc.	5,700	327,351
Digital Realty Trust, Inc.	3,800	265,430
East West Bancorp, Inc.	12,500	264,000
Eaton Vance Corp.	7,150	207,064
IntercontinentalExchange, Inc.(a)	1,525	203,450
Jones Lang LaSalle, Inc.	3,175	242,411
M&T Bank Corp.	3,650	347,334
MSCI, Inc., Class A(a)	5,900	211,161
Northern Trust Corp.	10,000	464,150
SEI Investments Co.	9,650	206,993
T. Rowe Price Group, Inc.	10,000	633,000
TD Ameritrade Holding Corp.	10,025	154,084

		4,921,064

Health Care (13.1%)
C.R. Bard, Inc.	5,850	612,202
DENTSPLY International, Inc.	11,750	448,145
Idexx Laboratories, Inc.(a)	2,650	263,278
Laboratory Corp. of America Holdings(a)	3,250	300,527
Mettler-Toledo International, Inc.(a)	3,500	597,590
ResMed, Inc.	9,200	372,324
Techne Corp.	3,700	266,178
Varian Medical Systems, Inc.(a)	6,700	404,144
Waters Corp.(a)	6,000	499,980

		3,764,368

Industrials (16.3%)
AMETEK, Inc.	16,125	571,631
C.H. Robinson Worldwide, Inc.	4,150	242,983
CLARCOR, Inc.	6,950	310,178
Donaldson Co., Inc.	20,000	694,200
Expeditors International of Washington, Inc.	6,700	243,612
Hubbell, Inc., Class B	5,300	427,922
IDEX Corp.	6,000	250,620
Lincoln Electric Holdings, Inc.	14,500	566,225
Rockwell Collins, Inc.	5,500	295,020
W.W. Grainger, Inc.	3,375	703,249
Wabtec Corp.	4,900	393,421

		4,699,061

Information Technology (14.9%)
BMC Software, Inc.(a)	14,200	589,158
Check Point Software Technologies Ltd.(a)	11,000	529,760
Citrix Systems, Inc.(a)	6,500	497,705
F5 Networks, Inc.(a)	2,600	272,220
Factset Research Systems, Inc.	2,800	269,976
Fiserv, Inc.(a)	3,250	240,598
NetApp, Inc.(a)	14,425	474,294
Paychex, Inc.	8,000	266,320
Polycom, Inc.(a)	11,000	108,570
Riverbed Technology, Inc.(a)	10,400	242,008
Syntel, Inc.	3,625	226,236
Teradata Corp.(a)	7,525	567,460

		4,284,305

Materials (5.4%)
AptarGroup, Inc.	11,000	568,810
Ecolab, Inc.	4,875	315,949
Sigma-Aldrich Corp.	9,400	676,518

		1,561,277

Utilities (4.1%)
AGL Resources, Inc.	7,150	292,507
Northeast Utilities	8,766	335,124
Questar Corp.	26,725	543,319

		1,170,950

TOTAL COMMON STOCKS (Cost $20,558,801)		28,533,428

INVESTMENT COMPANIES (0.8%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.05%(b)	223,065	223,065

TOTAL INVESTMENT COMPANIES (Cost $223,065)		223,065

Total Investments (Cost $20,781,866)(c) — 100.0%		28,756,493
Liabilities in excess of other assets — 0.0%		(5,695)

NET ASSETS — 100.0%		$28,750,798

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements	19

Financial Statements	Boston Trust Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

Assets:
Investments, at fair value (cost $20,781,866)	$28,756,493
Dividends receivable	24,357
Prepaid expenses and other assets	4,842

Total Assets	28,785,692

Liabilities:
Payable for investments purchased	10,847
Accrued expenses and other liabilities:
Investment adviser	16,164
Administration and accounting	1,006
Custodian	454
Transfer agent	2,816
Trustee	41
Other	3,566

Total Liabilities	34,894

Net Assets	$28,750,798

Composition of Net Assets:
Capital	$20,179,940
Accumulated net investment income	66,596
Accumulated net realized gains from investment transactions	529,635
Net unrealized appreciation from investments	7,974,627

Net Assets	$28,750,798

Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,391,166

Net Asset Value, Offering Price and Redemption Price per share	$12.02

STATEMENT OF OPERATIONS
For the six months ended September 30, 2012 (Unaudited)

Investment Income:
Dividends	$195,918
Foreign tax withholding	(336)

Total Investment Income	195,582

Expenses:
Investment adviser	104,911
Administration and accounting	18,593
Shareholder servicing	44
Trustee	587
Custodian	2,393
Transfer agency	14,695
Chief compliance officer	413
Other	8,680

Total expenses before fee reductions	150,316
Fees contractually reduced by the investment adviser	(10,064)

Net Expenses	140,252

Net Investment Income	55,330

Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	362,934
Change in unrealized depreciation from investments	(1,151,480)

Net realized/ unrealized losses from investments	(788,546)

Change in Net Assets Resulting from Operations	$(733,216)

20	See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	six months ended	year ended
	September 30,	March 31,
	2012	2012

	(Unaudited)

Investment Activities:
Operations:
Net investment income	$55,330	$78,677
Net realized gains from investment transactions	362,934	569,650
Change in unrealized appreciation/depreciation from investments	(1,151,480)	1,268,521

Change in net assets resulting from operations	(733,216)	1,916,848

Dividends:
Net investment income	—	(77,741)
Net realized gains from investment transactions	—	(889,781)

Change in Net Assets Resulting from Shareholder Dividends	—	(967,522)

Capital Share Transactions:
Proceeds from shares issued	1,519,570	2,852,941
Dividends reinvested	—	828,947
Cost of shares redeemed	(1,259,625)	(2,682,664)

Change in net assets resulting from capital share transactions	259,945	999,224

Change in Net Assets	(473,271)	1,948,550
Net Assets:
Beginning of period	29,224,069	27,275,519

End of period	$28,750,798	$29,224,069

Share Transactions:
Issued	128,717	250,003
Reinvested	—	76,613
Redeemed	(106,620)	(237,172)

Change in Shares	22,097	89,444

Accumulated net investment income	$66,596	$11,266

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements	21

Financial Statements	Boston Trust Midcap Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the periods indicated.

	For the six		For the	For the	For the	For the		For the
	months ended		year ended	year ended	year ended	year ended		year ended
	September 30,		March 31,	March 31,	March 31,	March 31,		March 31,
	2012		2012	2011	2010	2009		2008(a)

	(Unaudited)
Net Asset Value, Beginning of Period	$12.34		$11.96	$9.44	$6.08	$9.23		$10.00

Investment Activities:
Net investment income	0.03		0.03	0.02	0.02	0.02	(b)	0.01
Net realized and unrealized gains (losses) from investment transactions	(0.35)		0.78	2.73	3.36	(3.07)		(0.71)

Total from investment activities	(0.32)		0.81	2.75	3.38	(3.05)		(0.70)

Dividends:
Net investment income	—		(0.03)	(0.02)	(0.02)	(0.02)		—
Net realized gains from investments	—		(0.40)	(0.21)	—	(0.08)		(0.07)

Total dividends	—		(0.43)	(0.23)	(0.02)	(0.10)		(0.07)

Net Asset Value, End of Period	$12.02		$12.34	$11.96	$9.44	$6.08		$9.23

Total return	(2.59)%	(c)	7.24%	29.32%	55.68%	(33.03)%		(7.05)%	(c)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$28,751		$29,224	$27,276	$16,309	$8,019		$13,433
Ratio of net expenses to average net assets	1.00%	(d)	1.00%	1.00%	1.00%	1.00%		1.00%	(d)
Ratio of net investment income to average net assets	0.39%	(d)	0.30%	0.25%	0.26%	0.24%		0.29%	(d)
Ratio of expenses (before fee reductions) to average net assets(e)	1.07%	(d)	1.19%	1.20%	1.32%	1.48%		1.58%	(d)
Portfolio turnover rate	8.67%	(c)	19.01%	18.58%	26.44%	22.93%		17.87%	(c)

Amounts designated as “—” are $0 or have been rounded to $0 or 0.005 per share.
(a)	Commenced operations on September 24, 2007.
(b)	Calculated using the average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

22	See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund September 30, 2012

COMMON STOCKS (97.9%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (13.6%)
Autoliv, Inc.	727	45,052
Dorman Products, Inc.(a)	750	23,632
Gentex Corp.	1,453	24,715
Hibbett Sports, Inc.(a)	624	37,097
iRobot Corp.(a)	775	17,639
John Wiley & Sons, Inc., Class A	700	32,165
Life Time Fitness, Inc.(a)	659	30,143
LKQ Corp.(a)	2,650	49,025
Select Comfort Corp.(a)	1,564	49,344
SodaStream International Ltd.(a)	827	32,394
Tempur-Pedic International, Inc.(a)	1,200	35,868
The Men’s Wearhouse, Inc.	825	28,405
Tractor Supply Co.	175	17,306
Vitamin Shoppe, Inc.(a)	667	38,899
Wolverine World Wide, Inc.	988	43,838

		505,522

Consumer Staples (2.9%)
Darling International, Inc.(a)	817	14,943
Hain Celestial Group, Inc.(a)	286	18,018
The Fresh Market, Inc.(a)	545	32,689
United Natural Foods, Inc.(a)	681	39,804

		105,454

Energy (6.4%)
CARBO Ceramics, Inc.	700	44,044
Core Laboratories NV	375	45,555
Denbury Resources, Inc.(a)	2,500	40,400
Lufkin Industries, Inc.	700	37,674
Oceaneering International, Inc.	925	51,106
RPC, Inc.	1,400	16,646

		235,425

Financials (22.1%)
Bank of Hawaii Corp.	1,281	58,439
Cohen & Steers, Inc.	1,300	38,506
Commerce Bancshares, Inc.	1,225	49,404
Coresite Realty Corp.	625	16,838
Corporate Office Properties Trust	763	18,289
Cullen/Frost Bankers, Inc.	600	34,458
DuPont Fabros Technology, Inc.	1,526	38,531
East West Bancorp, Inc.	2,700	57,024
Eaton Vance Corp.	975	28,236
Financial Engines, Inc.(a)	1,250	29,788
Jones Lang LaSalle, Inc.	888	67,799
MarketAxess Holdings, Inc.	1,250	39,500
MSCI, Inc., Class A(a)	750	26,843
Ocwen Financial Corp.(a)	3,000	82,230
SEI Investments Co.	1,300	27,885
Signature Bank(a)	950	63,726
SVB Financial Group(a)	750	45,345
Texas Capital Bancshares, Inc.(a)	772	38,376
UMB Financial Corp.	700	34,076
Umpqua Holdings Corp.	2,025	26,102

		821,395

Health Care (11.4%)
Bruker Corp.(a)	2,702	35,369
ICU Medical, Inc.(a)	704	42,578
Idexx Laboratories, Inc.(a)	181	17,982
Mednax, Inc.(a)	375	27,919
Meridian Bioscience, Inc.	1,794	34,409
Mettler-Toledo International, Inc.(a)	182	31,075
Myriad Genetics, Inc.(a)	1,635	44,129
Neogen Corp.(a)	477	20,368
Quality Systems, Inc.	1,899	35,226
ResMed, Inc.	1,067	43,181
Techne Corp.	341	24,532
Thoratec Corp.(a)	1,075	37,195
West Pharmaceutical Services, Inc.	545	28,923

		422,886

Industrials (14.9%)
CLARCOR, Inc.	1,226	54,717
Donaldson Co., Inc.	1,907	66,192
ESCO Technologies, Inc.	477	18,532
Franklin Electric Co., Inc.	325	19,659
Genesee & Wyoming, Inc., Class A(a)	727	48,607
Hub Group, Inc., Class A(a)	863	25,614
Hubbell, Inc., Class B	318	25,675
IDEX Corp.	545	22,765
II-VI, Inc.(a)	1,000	19,020
Lindsay Manufacturing Co.	727	52,322
Middleby Corp.(a)	497	57,473
Nordson Corp.	590	34,586
Wabtec Corp.	863	69,290
Watts Water Technologies, Inc., Class A	999	37,792

		552,244

Information Technology (15.3%)
Blackbaud, Inc.	772	18,466
Bottomline Technologies, Inc.(a)	817	20,172
Coherent, Inc.(a)	318	14,584
CommVault Systems, Inc.(a)	702	41,207
Factset Research Systems, Inc.	341	32,879
InterDigital, Inc.	772	28,780
IPG Photonics Corp.(a)	815	46,700
j2 Global, Inc.	1,045	34,297
Liquidity Services, Inc.(a)	752	37,758
MicroStrategy, Inc., Class A(a)	272	36,467
National Instruments Corp.	706	17,770
NIC, Inc.	1,453	21,504
Plantronics, Inc.	1,090	38,510
Polycom, Inc.(a)	2,271	22,415
Power Integrations, Inc.	817	24,861
Riverbed Technology, Inc.(a)	1,090	25,364
Sapient Corp.(a)	3,733	39,794
Syntel, Inc.	300	18,723
Wright Express Corp.(a)	700	48,804

		569,055

Materials (6.3%)
AptarGroup, Inc.	1,375	71,101
Calgon Carbon Corp.(a)	2,800	40,068
Commercial Metals Co.	2,750	36,300
Kraton Performance Polymers, Inc.(a)	1,400	36,540
Minerals Technologies, Inc.	700	49,651

		233,660

Utilities (5.0%)
AGL Resources, Inc.	950	38,864
American States Water Co.	981	43,586
New Jersey Resources Corp.	725	33,147
Questar Corp.	3,500	71,155

		186,752

TOTAL COMMON STOCKS (Cost $3,425,293)		3,632,393

INVESTMENT COMPANIES (2.3%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.05%(b)	85,417	85,417

TOTAL INVESTMENT COMPANIES (Cost $85,417)		85,417

Total Investments (Cost $3,510,710)(c) — 100.2%		3,717,810
Liabilities in excess of other assets — (0.2)%		(8,065)

NET ASSETS — 100.0%		$3,709,745

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements	23

Financial Statements	Boston Trust SMID Cap Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

Assets:
Investments, at fair value (cost $3,510,710)	$3,717,810
Dividends receivable	1,662
Receivable from adviser	1,198
Prepaid expenses and other assets	1,083

Total Assets	3,721,753

Liabilities:
Payable for investments purchased	9,111
Accrued expenses and other liabilities:
Administration and accounting	278
Custodian	89
Transfer agent	1,881
Trustee	4
Other	645

Total Liabilities	12,008

Net Assets	$3,709,745

Composition of Net Assets:
Capital	$3,476,379
Accumulated net investment income	3,376
Accumulated net realized gains from investment transactions	22,890
Net unrealized appreciation from investments	207,100

Net Assets	$3,709,745

Shares outstanding (par value $0.01, unlimited number of shares authorized)	342,280

Net Asset Value, Offering Price and Redemption Price per share	$10.84

STATEMENT OF OPERATIONS
For the six months ended September 30, 2012 (Unaudited)

Investment Income:
Dividends	$19,169
Less: Foreign tax withholding	(36)

Total Investment Income	19,133

Expenses:
Investment adviser	13,333
Administration and accounting	3,676
Trustee	75
Custodian	690
Transfer agency	14,555
Chief compliance officer	53
Other	2,750

Total expenses before fee reductions	35,132
Fees contractually reduced by the investment adviser	(17,304)

Net Expenses	17,828

Net Investment Income	1,305

Net Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions	(7,621)
Change in unrealized depreciation from investments	(92,153)

Net realized/ unrealized losses from investments	(99,774)

Change in Net Assets Resulting from Operations	$(98,469)

24	See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	six months ended	period ended
	September 30,	March 31,
	2012	2012(a)

	(Unaudited)
Investment Activities:
Operations:
Net investment income	$1,305	$286
Net realized gains (losses) from investment transactions	(7,621)	30,511
Change in unrealized appreciation/depreciation from investments	(92,153)	299,253

Change in Net Assets Resulting from Operations	(98,469)	330,050

Dividends:
Net investment income	—	(898)

Change in Net Assets Resulting from Shareholder Dividends	—	(898)

Capital Share Transactions:
Proceeds from shares issued	702,501	2,949,757
Proceeds from shares issued in subscription in-kind(b)	—	325,000
Dividends reinvested	—	775
Cost of shares redeemed	(174,133)	—
Cost of in-kind shares redeemed(b)	(324,838)	—

Change in Net Assets Resulting from Capital Share Transactions	203,530	3,275,532

Change in Net Assets	105,061	3,604,684
Net Assets:
Beginning of period	3,604,684	—

End of period	$3,709,745	$3,604,684

Share Transactions:
Issued	66,695	292,427
Issued in subscriptions in-kind(b)	—	32,500
Reinvested	—	79
Redeemed	(16,905)	—
Redeemed in-kind(b)	(32,516)	—

Change in Shares	17,274	325,006

Accumulated net investment income	$3,376	$2,071

(a)	Commenced operations on November 30, 2011.
(b)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	25

Financial Statements	Boston Trust SMID Cap Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	For the		For the
	months ended		period ended
	September 30,		March 31,
	2012		2012(a)

	(Unaudited)
Net Asset Value, Beginning of Period	$11.09		$10.00

Investment Activities:
Net investment income (loss)	—		—
Net realized and unrealized gains (losses) from investment transactions	(0.25)		1.09

Total from investment activities	(0.25)		1.09

Net Asset Value, End of Period	$10.84		$11.09

Total return	(2.25)%	(b)	10.96%	(b)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$3,710		$3,605
Ratio of net expenses to average net assets	1.00%	(c)	1.00%	(c)
Ratio of net investment income to average net assets	0.07%	(c)	0.03%	(c)
Ratio of expenses (before fee reductions) to average net assets(d)	1.97%	(c)	2.18%	(c)
Portfolio turnover rate	23.05%	(b)	12.14%	(b)

Amounts designated as “—” are $0 or have been rounded to $0 or 0.005 per share.
(a)	Commenced operations on November 30, 2011.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

26	See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Small Cap Fund September 30, 2012 (Unaudited)

COMMON STOCKS (99.2%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (13.2%)
Dorman Products, Inc.(a)	86,000	2,709,860
Fuel Systems Solutions, Inc.(a)	138,000	2,372,220
Gentex Corp.	80,000	1,360,800
Hibbett Sports, Inc.(a)	71,700	4,262,565
iRobot Corp.(a)	105,800	2,408,008
John Wiley & Sons, Inc., Class A	98,000	4,503,100
Life Time Fitness, Inc.(a)	67,000	3,064,580
Select Comfort Corp.(a)	141,025	4,449,339
SodaStream International Ltd.(a)	105,000	4,112,850
Tempur-Pedic International, Inc.(a)	67,000	2,002,630
The Men’s Wearhouse, Inc.	97,000	3,339,710
Universal Technical Institute, Inc.	128,000	1,753,600
Vitamin Shoppe, Inc.(a)	58,000	3,382,560
Wolverine World Wide, Inc.	95,000	4,215,150

		43,936,972

Consumer Staples (3.8%)
Darling International, Inc.(a)	116,000	2,121,640
Hain Celestial Group, Inc.(a)	25,200	1,587,600
Lifeway Foods, Inc.	54,733	519,964
The Fresh Market, Inc.(a)	57,000	3,418,860
United Natural Foods, Inc.(a)	85,500	4,997,475

		12,645,539

Energy (5.7%)
CARBO Ceramics, Inc.	73,000	4,593,160
Lufkin Industries, Inc.	122,075	6,570,077
Natural Gas Services Group, Inc.(a)	88,000	1,315,600
OYO Geospace Corp.(a)	26,000	3,182,660
RPC, Inc.	149,000	1,771,610
Tesco Corp.(a)	141,000	1,505,880

		18,938,987

Financials (20.5%)
Bank of Hawaii Corp.	137,850	6,288,717
Cohen & Steers, Inc.	105,000	3,110,100
Coresite Realty Corp.	54,075	1,456,781
Corporate Office Properties Trust	120,000	2,876,400
Dime Community Bancshares, Inc.	174,000	2,512,560
DuPont Fabros Technology, Inc.	221,500	5,592,875
East West Bancorp, Inc.	240,000	5,068,800
Financial Engines, Inc.(a)	142,000	3,383,860
Green Dot Corp., Class A(a)	144,000	1,761,120
Independent Bank Corp.	106,000	3,189,540
MarketAxess Holdings, Inc.	141,200	4,461,920
Ocwen Financial Corp.(a)	60,050	1,645,970
Signature Bank(a)	89,450	6,000,306
SVB Financial Group(a)	87,350	5,281,181
Texas Capital Bancshares, Inc.(a)	97,875	4,865,366
UMB Financial Corp.	109,000	5,306,120
Umpqua Holdings Corp.	410,000	5,284,900

		68,086,516

Health Care (13.6%)
Bruker Corp.(a)	307,300	4,022,557
Cantel Medical Corp.	97,000	2,626,760
Computer Programs & Systems, Inc.	59,000	3,277,450
ICU Medical, Inc.(a)	76,300	4,614,624
Landauer, Inc.	27,500	1,642,300
Meridian Bioscience, Inc.	247,575	4,748,488
Myriad Genetics, Inc.(a)	147,000	3,967,530
Neogen Corp.(a)	72,000	3,074,400
Quality Systems, Inc.	184,000	3,413,200
Techne Corp.	48,000	3,453,120
Thoratec Corp.(a)	125,000	4,325,000
West Pharmaceutical Services, Inc.	116,825	6,199,903

		45,365,332

Industrials (16.1%)
American Science & Engineering, Inc.	55,000	3,608,550
Apogee Enterprises, Inc.	150,000	2,943,000
CLARCOR, Inc.	126,275	5,635,653
ESCO Technologies, Inc.	62,925	2,444,636
Franklin Electric Co., Inc.	42,200	2,552,678
Genesee & Wyoming, Inc., Class A(a)	103,000	6,886,580
Gentherm, Inc.(a)	155,000	1,928,200
Herman Miller, Inc.	63,000	1,224,720
Hub Group, Inc., Class A(a)	92,000	2,730,560
II-VI, Inc.(a)	144,175	2,742,209
Lindsay Manufacturing Co.	64,000	4,606,080
Middleby Corp.(a)	47,000	5,435,080
Simpson Manufacturing Co., Inc.	84,000	2,404,080
Team, Inc.(a)	143,125	4,558,531
Watts Water Technologies, Inc., Class A	98,000	3,707,340

		53,407,897

Information Technology (18.6%)
Blackbaud, Inc.	108,000	2,583,360
Bottomline Technologies, Inc.(a)	122,000	3,012,180
Ceragon Networks Ltd.(a)	205,000	1,168,500
Coherent, Inc.(a)	47,000	2,155,420
CommVault Systems, Inc.(a)	62,000	3,639,400
GT Advanced Technologies, Inc.(a)	166,000	904,700
InterDigital, Inc.	75,000	2,796,000
IPG Photonics Corp.(a)	76,000	4,354,800
j2 Global, Inc.	128,000	4,200,960
Liquidity Services, Inc.(a)	89,000	4,468,690
MicroStrategy, Inc., Class A(a)	19,800	2,654,586
NIC, Inc.	175,000	2,590,000
Plantronics, Inc.	175,000	6,182,750
Polycom, Inc.(a)	297,000	2,931,390
Power Integrations, Inc.	139,975	4,259,439
Riverbed Technology, Inc.(a)	73,525	1,710,927
Sapient Corp.(a)	425,000	4,530,500
Syntel, Inc.	27,600	1,722,516
Wright Express Corp.(a)	85,250	5,943,630

		61,809,748

Materials (4.4%)
Calgon Carbon Corp.(a)	198,000	2,833,380
Commercial Metals Co.	196,000	2,587,200
Kraton Performance Polymers, Inc.(a)	62,000	1,618,200
Minerals Technologies, Inc.	50,000	3,546,500
Quaker Chemical Corp.	86,000	4,013,620

		14,598,900

Utilities (3.3%)
American States Water Co.	52,000	2,310,360
New Jersey Resources Corp.	119,975	5,485,257
South Jersey Industries, Inc.	62,000	3,281,660

		11,077,277

TOTAL COMMON STOCKS (Cost $287,632,561)		329,867,168

INVESTMENT COMPANIES (1.0%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.05%(b)	3,325,316	3,325,316

TOTAL INVESTMENT COMPANIES (Cost $3,325,316)		3,325,316

Total Investments (Cost $290,957,877)(c) — 100.2%		333,192,484
Liabilities in excess of other assets — (0.2)%		(750,955)

NET ASSETS — 100.0%		$332,441,529

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements	27

Financial Statements	Boston Trust Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $290,957,877)	$333,192,484
Dividends receivable	283,797
Receivable for investments sold	108,143
Receivable for capital shares issued	134,347
Prepaid expenses and other assets	13,550

Total Assets	333,732,321

Liabilities:
Payable for investments purchased	979,231
Payable for capital shares redeemed	19,844
Accrued expenses and other liabilities:
Investment adviser	207,658
Administration and accounting	8,685
Custodian	5,797
Transfer agency	5,995
Trustee	619
Shareholder servicing	12,640
Other	50,323

Total Liabilities	1,290,792

Net Assets	$332,441,529

Composition of Net Assets:
Capital	$276,942,452
Accumulated net investment income	98,467
Accumulated net realized gains from investment transactions	13,166,003
Net unrealized appreciation from investments	42,234,607

Net Assets	$332,441,529

Shares outstanding (par value $0.01, unlimited number of shares authorized)	25,093,104

Net Asset Value, Offering Price and Redemption Price per share	$13.25

STATEMENT OF OPERATIONS
For the six months ended September 30, 2012 (Unaudited)

Investment Income:
Dividends	$1,731,548

Total Investment Income	1,731,548

Expenses:
Investment adviser	1,221,374
Administration and accounting	201,526
Shareholder servicing	64,761
Trustee	7,720
Custodian	26,669
Transfer agency	26,178
Chief compliance officer	5,451
Other	93,369

Total expenses before fee reductions	1,647,048
Fees contractually reduced by the investment adviser	(13,967)

Net Expenses	1,633,081

Net Investment Income	98,467

Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	13,455,433
Change in unrealized depreciation from investments	(12,996,870)

Net realized/unrealized gains from investments	458,563

Change in Net Assets Resulting from Operations	$557,030

28	See Notes to Financial Statements

Financial Statements	Boston Trust Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	six months ended	For the year ended
	September 30,	March 31,
	2012	2012

	(Unaudited)
Investment Activities:
Operations:
Net investment income	$98,467	$133,968
Net realized gains from investment transactions	13,455,433	2,564,171
Change in unrealized appreciation/depreciation from investments	(12,996,870)	6,975,434

Change in Net Assets Resulting from Operations	557,030	9,673,573

Dividends:
Net investment income	—	(258,044)
Net realized gains from investment transactions	—	(19,639,829)

Change in Net Assets Resulting from Shareholder Dividends	—	(19,897,873)

Capital Share Transactions:
Proceeds from shares issued	20,925,484	96,089,797
Dividends reinvested	—	18,302,949
Cost of shares redeemed	(16,546,863)	(44,396,879)
Cost of in-kind shares redeemed(a)	(503,078)	—

Change in Net Assets Resulting from Capital Share Transactions	3,875,543	69,995,867

Change in Net Assets	4,432,573	59,771,567
Net Assets:
Beginning of period	328,008,956	268,237,389

End of period	$332,441,529	$328,008,956

Share Transactions:
Issued	1,640,761	7,662,068
Reinvested	—	1,557,698
Redeemed	(1,287,086)	(3,601,785)
Redeemed in-kind(a)	(40,571)	—

Change in Shares	313,104	5,617,981

Accumulated net investment income	$98,467	$—

Amounts designated as “—” are $0 or have been rounded to $0.
(a) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	29

Financial Statements	Boston Trust Small Cap Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the periods indicated.

	For the six		For the year	For the year	For the year	For the year	For the year
	months ended		ended	ended	ended	ended	ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2012		2012	2011	2010	2009	2008

	(Unaudited)
Net Asset Value, Beginning of Period	$13.24		$14.00	$11.52	$7.21	$10.92	$11.55

Investment Activities:
Net investment income	—		0.01	0.02	0.02	0.02 (a)	0.03
Net realized and unrealized gains (losses) from investment transactions	0.01		0.20	2.91	4.31	(3.64)	(0.14)

Total from Investment Activities	0.01		0.21	2.93	4.33	(3.62)	(0.11)

Dividends:
Net investment income	—		(0.01)	(0.03)	(0.02)	(0.02)	(0.02)
Net realized gains from investments	—		(0.96)	(0.42)	—	(0.07)	(0.50)

Total dividends	—		(0.97)	(0.45)	(0.02)	(0.09)	(0.52)

Net Asset Value, End of Period	$13.25		$13.24	$14.00	$11.52	$7.21	$10.92

Total return	0.08%	(b)	2.35%	25.78%	60.01%	(33.24)%	(1.21)%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$332,442		$328,009	$268,237	$133,511	$25,504	$30,423
Ratio of net expenses to average net assets	1.00%	(c)	1.00%	1.00%	1.00%	1.10%	1.08%
Ratio of net investment income to average net assets	0.06%	(c)	0.05%	0.15%	0.26%	0.21%	0.25%
Ratio of expenses (before fee reductions) to average net assets(d)	1.01%	(c)	1.09%	1.12%	1.14%	1.18%	1.14%
Portfolio turnover rate	18.26%	(b)	30.99%	35.54%	26.68%	21.28%	19.53%

Amounts designated as “—” are $0 or have been rounded to $0 or 0.005 per share.
(a)	Calculated using the average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

30	See Notes to Financial Statements

Environmental, Social and Governance Research and Action Update (Unaudited)

Notwithstanding the hyper-partisan tone of this 2012 election cycle, popular concern is escalating over the torrent of secret money into politics. According to a Washington Post-ABC News poll conducted in September, three-quarters of voters expressed unease about campaign ads supported by corporations, unions and wealthy individuals. Among the many environmental, social and governance (ESG) topics Walden addresses through engagement with portfolio companies, none are more timely than political spending and lobbying transparency.

Political Spending and Lobbying
Walden has worked closely with numerous companies to encourage best practice policies, oversight, and disclosure of corporate political spending and lobbying activity. Our dialogues often focus on companies’ third party spending through trade associations, think tanks or other tax-exempt organizations that research, write or endorse model legislation that may undermine sustainable business practices.

Recently Walden helped lead an investor initiative comprised of 41 investors with approximately $25 billion in assets who wrote to over 50 corporate members of the American Legislative Exchange Council (ALEC) or the Heartland Institute. ALEC and Heartland are linked to controversial legislation, such as Stand Your Ground laws, harsh immigration policy, denial of the science of climate change, and efforts to dramatically weaken the authority of the U.S. Environmental Protection Agency. We urged corporate boards to evaluate relationships that may carry significant reputational and business risks. Pressure from investors and many other stakeholders has prompted over 40 companies (e.g. Johnson & Johnson, McDonald’s, and Procter & Gamble) to cut ties with ALEC and 20 (e.g. PepsiCo) to leave Heartland.

We also saw progress in our ongoing discussion with Procter & Gamble (P&G) related to spending in support of candidates by its political action committee (PAC). P&G’s policy now references explicitly its corporate values among the criteria used: “We also consider whether a candidate’s public positions and statements are congruent with our Purpose, Values, and Principles.” Additionally, P&G notified trade associations that annual dues cannot be used for electioneering or independent political expenditures.

Walden also recently endorsed sound public policy designed to counter secret money in politics through participation in a signatory letter supporting S. 2219, the DISCLOSE Act. This bill would require transparency of campaign expenditures by outside groups and their donors that are attempting to influence federal elections, including disclosure of the money trail tied to campaign ads.

The Environment
Our engagement with companies on risks and opportunities associated with water scarcity and climate change are showing significant forward momentum. We withdrew our resolution at United Natural Foods calling for a water risk assessment based on its commitment to add language to the company’s Supplier Code of Conduct addressing water conservation practices, as well as to explore methodologies to identify the sourcing locations of fresh produce in its Albert’s Organics subsidiary and to determine the level of exposure to water stressed regions.

In partnership with the Principles for Responsible Investment Initiative (PRI) and Carbon Disclosure Project–Water (CDP Water), Walden is coordinating an effort to urge participation by companies that have not responded to requests to complete the CDP Water questionnaire on water use and risk. In addition, we agreed to lead outreach to McDonald’s and Nike. We successfully encouraged McDonald’s to respond to CDP Water and Nike is working on aligning its metrics with CDP Water to prepare a response in the future.

Outside of the PRI collaboration, a constructive discussion on water use is underway with Denbury Resources. Also, Walden participated at a stakeholder meeting convened by Nestlé Waters, including the CEO and approximately 20 staff, to provide feedback on the company’s corporate social responsibility program including water management initiatives and goals. In September, parent Nestlé was awarded the top rank by CDP among 500 global companies for its integration of climate change into business plans, monitoring of emissions, risk mitigation, and public disclosure.

A recent report by the Union of Concerned Scientists entitled “A Climate of Corporate Control” identified U.S. companies with public positions recognizing and responding to climate change that simultaneously support trade groups and think tanks working to

Environmental, Social and Governance Research and Action Update (Unaudited) (continued)

dismantle regulations and laws addressing global warming. Calvert Asset Management and Walden coordinated a letter to more than one dozen companies to encourage consistent company-wide positions on established climate science and public disclosure of third party organizations that lobby on climate policy. The letter further requested that companies consider either withdrawing from organizations that misinform the public or providing a rationale for continued financial support.

As a member of the Investor Network on Climate Risk (INCR), Walden backed an extension of the federal Wind Production Tax Credit that encourages a clean energy alternative to fossil fuels.

Equal Opportunity
Walden commended Minnesota-based General Mills and St. Jude Medical for opposing publicly that state’s proposed constitutional amendment banning marriage equality. Like Walden, these companies assert the importance of an inclusive environment from the perspective of a business that seeks to recruit and retain the best employees. Along these lines, Mettler-Toledo is, after several conversations with Walden, amending its nondiscrimination policy to include sexual orientation and gender identity or expression. DENTSPLY plans to make its inclusive policy more accessible through a website update of its corporate social responsibility platform. Similarly, T. Rowe Price is contemplating expanded disclosure.

Human Rights
Walden is addressing corporate responsibility initiatives related to human rights on several fronts. We co-led an investor coalition representing $145 billion in assets that called on congressional leaders to enact comprehensive immigration reform that includes a pathway to legal status for undocumented immigrants. The letter provided testimony of the necessity for such reform to help drive U.S. economic growth, long-term business prosperity, and the well-being of our immigrant population.

As part of the Dodd-Frank financial reforms, the Securities and Exchange Commission in August adopted a rule requiring tracing and disclosure of companies’ exposure to conflict minerals – gold, tantalum, tin, or tungsten – sourced from or near the war-torn Democratic Republic of the Congo. Walden revisited a discussion on conflict minerals with St. Jude Medical, which reported that it is reviewing tracking tools that could be implemented globally while also examining materials declarations from suppliers that will address conflict minerals.

We joined 21 institutional investors with more than $400 billion in assets who provided comments to the U.S. State Department on the new Reporting Requirements on Responsible Investment in Burma. Coordinated by the Conflict Risk Network, the statement supports greater transparency and accountability to ensure respect for human rights in Burma as U.S. sanctions are lifted.

In a letter to Secretary Clinton Walden joined investors asking the U.S. State Department to urge the government of Uzbekistan to demonstrate its commitment to end child labor and forced labor by allowing the International Labour Organization to monitor the cotton harvest.

ESG Reporting
Led by New York City Pension Funds, Walden withdrew co-filed resolutions at Cisco Systems and Oracle requesting that they require sustainability reports from their suppliers. This relatively new strategy seeks to use the leverage of corporate purchasing power to push ESG reporting throughout supply chains. Cisco Systems committed to greater disclosure on its supplier scorecard methodology and results, as well as to encourage and train suppliers on sustainability reporting using best practice Global Reporting Initiative (GRI) guidelines. Oracle agreed to: encourage its hardware suppliers to report on ESG performance, preferably using the GRI framework; seek progress reports from suppliers; and set a goal of including sustainability performance metrics on supplier scorecards by 2015 to underscore the importance of ESG disclosure and performance in the supplier selection process.

Other ongoing Walden dialogues promoting initial or expanded sustainability reporting are also moving in a positive direction. Carbo Ceramics plans to report on sustainability efforts on its website and has set a goal for a first iteration report by its annual shareholder meeting. Commercial Metals’ CEO and CFO met with us for a discussion focused on environmental, health and safety priorities and actions. We are encouraging management to report publicly on these initiatives. McCormick expects to publish a sustainability report in mid-2013 and will provide an opportunity for Walden and other investors to share input in the development process.

We participated in a forward looking meeting with representatives of the NASDAQ exchange, led by INCR, in which the prospect for a mandatory market-wide disclosure standard for listed companies was discussed. NASDAQ could play a constructive role in this debate.

Investment Performance (Unaudited)	Walden Asset Management Fund September 30, 2012

		Annualized

	Six Months	1 Year	5 Years	10 Years
	Ended	Ended	Ended	Ended
	9/30/12	9/30/12	9/30/12	9/30/12
Walden Asset Management Fund[1]	0.39%	18.68%	2.42%	5.60%
S&P 500® Index	3.43%	30.20%	1.05%	8.01%

Barclays U.S. Government/Credit Bond Index	4.34%	5.66%	6.63%	5.39%

Citigroup 90-Day U.S. Treasury Bill Index	0.04%	0.05%	0.64%	1.73%

Morningstar U.S. Open-End Moderate Allocation Funds Average	2.29%	17.93%	1.56%	6.42%

Hypothetical Growth of a $10,000 Investment

The chart represents historical 10-year performance of a hypothetical investment of $10,000 in the Walden Asset Management Fund and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”) is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also also widely viewed as a proxy for the total market. The Barclays U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), Government-Related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Barclays U.S. Government/Credit Bond Index is a component of the Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The Index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The Morningstar U.S. Open-End Moderate Allocation Funds Average is a managed average representing performance of portfolios that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$12.87
Gross Expense Ratio[1]:	1.13%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2012. The Gross Expense Ratio excludes the impact of contractual fee waivers. After giving effect to such fee waivers, the Asset Management Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2012 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2013 and may be terminated thereafter.

Walden Equity Fund September 30, 2012	Investment Performance (Unaudited)

		Annualized

	Six Months	1 Year	5 Years	10 Years
	Ended	Ended	Ended	Ended
	9/30/12	9/30/12	9/30/12	9/30/12
Walden Equity Fund[1]	-0.63%	25.10%	2.58%	7.48%
S&P 500® Index	3.43%	30.20%	1.05%	8.01%

Hypothetical Growth of a $10,000 Investment

The chart represents historical 10-year performance of a hypothetical investment of $10,000 in the Walden Equity Fund and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$14.30
Gross Expense Ratio[1]:	1.16%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2012. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Equity Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2012 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2013 and may be terminated thereafter.

Investment Performance (Unaudited)	Walden Midcap Fund September 30, 2012

		Annualized

	Six Months	1 Year	Since
	Ended	Ended	Inception
	9/30/12	9/30/12	8/1/11
Walden Midcap Fund[1]	-2.61%	23.63%	7.19%
Russell Midcap® Index	0.94%	28.03%	7.37%

Hypothetical Growth of a $10,000 Investment

The chart represents the historical performance of a hypothetical $10,000 investment in the Walden Midcap Fund from August 1, 2011 to September 30, 2012, and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$10.82
Gross Expense Ratio[1]:	1.28%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2012. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.01%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2012 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2013 and may be terminated thereafter.

Walden Small Cap Innovations Fund September 30, 2012	Investment Performance (Unaudited)

		Annualized

	Six Months	1 Year	Since
	Ended	Ended	Inception
	9/30/12	9/30/12	10/24/08
Walden Small Cap Innovations Fund[1]	0.24%	27.09%	17.81%
Russell 2000® Index	1.60%	31.91%	17.41%

Hypothetical Growth of a $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Walden Small Cap Innovations Fund from October 24, 2008 to September 30, 2012, and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Small Cap Innovations Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$16.96
Gross Expense Ratio[1]:	1.16%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2012. The Gross Expense Ratio excludes the impact of any contractual fee waivers. After giving effect to such fee waivers, the Small Cap Innovations Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2012 can be found in the financial highlights. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through August 1, 2013 and may be terminated thereafter.

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Schedule of Portfolio Investments	Walden Asset Management Fund September 30, 2012 (Unaudited)

COMMON STOCKS (72.0%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (8.0%)
Autoliv, Inc.	7,000	433,790
Johnson Controls, Inc.	8,000	219,200
McDonald’s Corp.	8,500	779,875
NIKE, Inc., Class B	9,000	854,190
Omnicom Group, Inc.	11,000	567,160
Ross Stores, Inc.	12,000	775,200
The Home Depot, Inc.	3,000	181,110
Time Warner Cable, Inc.	9,500	903,070

		4,713,595

Consumer Staples (9.6%)
Colgate-Palmolive Co.	7,850	841,677
Costco Wholesale Corp.	9,200	921,150
McCormick & Co., Inc.	7,000	434,280
Nestle SA, Sponsored ADR	13,000	821,730
PepsiCo, Inc.	12,300	870,471
Procter & Gamble Co.	14,000	971,040
SYSCO Corp.	24,000	750,480

		5,610,828

Energy (8.2%)
Apache Corp.	9,000	778,230
BG Group PLC, Sponsored ADR	32,000	649,600
ConocoPhillips	17,000	972,060
Core Laboratories NV	6,500	789,620
Denbury Resources, Inc.(a)	25,000	404,000
Devon Energy Corp.	14,500	877,250
Phillips 66	7,000	324,590

		4,795,350

Financials (8.7%)
American Express Co.	7,100	403,706
Chubb Corp.	7,000	533,960
Cincinnati Financial Corp.	21,000	795,690
Comerica, Inc.	15,000	465,750
Commerce Bancshares, Inc.	10,000	403,300
JPMorgan Chase & Co.	13,500	546,480
PNC Financial Services Group, Inc.	8,000	504,800
State Street Corp.	10,000	419,600
T. Rowe Price Group, Inc.	16,000	1,012,800

		5,086,086

Health Care (8.2%)
Becton, Dickinson & Co.	9,000	707,040
C.R. Bard, Inc.	7,000	732,550
DENTSPLY International, Inc.	17,000	648,380
Johnson & Johnson, Inc.	9,000	620,190
Medtronic, Inc.	12,000	517,440
Mettler-Toledo International, Inc.(a)	3,100	529,294
Stryker Corp.	9,500	528,770
Waters Corp.(a)	6,500	541,645

		4,825,309

Industrials (11.0%)
3M Co.	7,500	693,150
Deere & Co.	9,000	742,410
Donaldson Co., Inc.	24,000	833,040
Emerson Electric Co.	18,000	868,860
Expeditors International of Washington, Inc.	8,500	309,060
Illinois Tool Works, Inc.	16,000	951,520
Lincoln Electric Holdings, Inc.	11,500	449,075
United Parcel Service, Inc., Class B	9,200	658,444
W.W. Grainger, Inc.	4,650	968,920

		6,474,479

Security Description	Shares or Principal Amount ($)	Fair Value ($)

Information Technology (14.9%)
Accenture PLC, Class A	10,500	735,315
Apple, Inc.	2,100	1,401,246
Automatic Data Processing, Inc.	10,000	586,600
Cisco Systems, Inc.	33,000	629,970
EMC Corp.(a)	26,000	709,020
Google, Inc., Class A(a)	900	679,050
Intel Corp.	22,000	498,960
International Business Machines Corp.	4,500	933,525
Microsoft Corp.	30,000	893,400
NetApp, Inc.(a)	10,000	328,800
Oracle Corp.	25,000	787,250
QUALCOMM, Inc.	9,000	562,410

		8,745,546

Materials (3.4%)
AptarGroup, Inc.	12,000	620,520
Praxair, Inc.	6,700	695,996
Sigma-Aldrich Corp.	9,500	683,715

		2,000,231

TOTAL COMMON STOCKS (Cost $31,997,713)		42,251,424

CORPORATE BONDS (3.9%)
Consumer Staples (0.3%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	173,066

Financials (2.9%)
American Express Co., 7.00%, 3/19/18	250,000	316,775
American Express Co., 8.13%, 5/20/19	250,000	338,667
Calvert Social Investment Fund, Series NOTZ, 0.75%, 8/31/14, MTN	75,000	75,000
JPMorgan Chase & Co., 3.15%, 7/5/16	250,000	264,657
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	370,395
Wachovia Corp., 5.75%, 6/15/17	250,000	299,963

		1,665,457

Industrials (0.1%)
Hubbell, Inc., 3.63%, 11/15/22	75,000	81,784

Information Technology (0.4%)
Oracle Corp., 5.75%, 4/15/18	200,000	248,491

Telecommunication Services (0.2%)
AT&T, Inc., 5.50%, 2/1/18	100,000	121,452

TOTAL CORPORATE BONDS (Cost $1,963,580)		2,290,250

MUNICIPAL BONDS (1.3%)
Illinois (0.3%)
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 6/1/13 @ 100	200,000	204,772

Ohio (0.3%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	150,000	164,490

Oregon (0.2%)
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	107,941

Wisconsin (0.5%)
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	284,508

TOTAL MUNICIPAL BONDS (Cost $703,977)		761,711

38	See Notes to Financial Statements

Schedule of Portfolio Investments (cont.)	Walden Asset Management Fund September 30, 2012 (Unaudited)

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (21.2%)
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Federal Farm Credit Bank
5.38%, 11/10/20	250,000	322,586

Federal Home Loan Bank
1.00%, 3/27/13	1,250,000	1,255,216
1.38%, 5/28/14	500,000	510,101
1.75%, 12/14/12	850,000	852,660
2.50%, 3/11/22	200,000	212,649
3.63%, 10/18/13	750,000	776,783
3.75%, 12/14/18	1,250,000	1,454,599
4.13%, 3/13/20	250,000	297,652
4.63%, 10/10/12	600,000	600,710
5.25%, 12/11/20	675,000	865,287
5.25%, 8/15/22	1,000,000	1,287,463
5.50%, 7/15/36	700,000	973,471

		9,086,591

Government National Mortgage Association
4.00%, 9/15/40	185,858	205,444
4.00%, 9/15/41	703,643	777,793
6.50%, 5/15/32	48,946	58,568

		1,041,805

The Financing Corporation
2.92%, 4/5/13	100,000	99,765

U.S. Treasury Inflation Protected Bond
0.63%, 7/15/21	250,000	291,155
1.25%, 7/15/20	1,250,000	1,571,574

		1,862,729

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,537,902)		12,413,476

INVESTMENT COMPANIES (1.1%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.05%(b)	645,416	645,416

TOTAL INVESTMENT COMPANIES (Cost $645,416)		645,416

Total Investments (Cost $46,848,588)(c) — 99.5%		58,362,277
Other assets in excess of liabilities — 0.5%		293,177

NET ASSETS — 100.0%		$58,655,454

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
ADR	American Depositary Receipt
FGIC	Insured by Financial Guaranty Insurance Company
GO	General Obligation
MTN	Medium Term Note
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Financial Statements	39

Financial Statements	Walden Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $46,848,588)	$58,362,277
Interest and dividends receivable	171,844
Receivable for capital shares issued	160,000
Prepaid expenses and other assets	11,222

Total Assets	58,705,343

Liabilities:
Payable for capital shares redeemed	145
Accrued expenses and other liabilities:
Investment adviser	31,929
Administration and accounting	1,867
Custodian	648
Transfer agent	2,198
Trustee	64
Shareholder servicing	7,914
Other	5,124

Total Liabilities	49,889

Net Assets	$58,655,454

Composition of Net Assets:
Capital	$47,039,435
Accumulated net investment income	427,548
Accumulated net realized losses from investment transactions	(325,218)
Net unrealized appreciation from investments	11,513,689

Net Assets	$58,655,454

Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,559,031

Net Asset Value, Offering Price and Redemption Price per share	$12.87

STATEMENT OF OPERATIONS
For the six months ended September 30, 2012 (Unaudited)

Investment Income:
Interest	$184,431
Dividends	413,110
Foreign tax withholding	(546)

Total Investment Income	596,995

Expenses:
Investment adviser	211,004
Administration and accounting	37,111
Shareholder servicing	16,505
Trustee	1,204
Custodian	4,498
Transfer agency	15,123
Chief compliance officer	848
Other	20,144

Total expenses before fee reductions	306,437
Fees contractually reduced by the investment adviser	(24,288)

Net Expenses	282,149

Net Investment Income	314,846

Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	163,358
Change in unrealized depreciation from investments	(217,051)

Net realized/unrealized losses from investments	(53,693)

Change in Net Assets Resulting from Operations	$261,153

40	See Notes to Financial Statements

Financial Statements	Walden Asset Management Fund

STATEMENTS OF CHANGES IN NET ASSETS
	For the
	six months ended	For the year ended
	September 30,	March 31,
	2012	2012

	(Unaudited)
Investment Activities:
Operations:
Net investment income	$314,846	$527,632
Net realized gains from investment transactions	163,358	649,156
Change in unrealized appreciation/depreciation from investments	(217,051)	3,335,936

Change in net assets resulting from operations	261,153	4,512,724

Dividends:
Net investment income	—	(550,502)

Change in Net Assets Resulting from Shareholder Dividends	—	(550,502)

Capital Share Transactions:
Proceeds from shares issued	3,107,388	5,722,485
Proceeds from shares issued in subscription in-kind(a)	—	5,098,275
Dividends reinvested	—	294,548
Cost of shares redeemed	(1,792,792)	(6,041,401)

Change in net assets resulting from capital share transactions	1,314,596	5,073,907

Change in Net Assets	1,575,749	9,036,129
Net Assets:
Beginning of period	57,079,705	48,043,576

End of period	$58,655,454	$57,079,705

Share Transactions:
Issued	248,674	480,206
Issued in subscriptions in-kind(a)	—	463,901
Reinvested	—	25,261
Redeemed	(142,085)	(497,437)

Change in Shares	106,589	471,931

Accumulated net investment income	$427,548	$112,702

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	41

Financial Statements	Walden Asset Management Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the periods indicated.

	For the six		For the	For the	For the	For the	For the
	months ended		year ended	year ended	year ended	year ended	year ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2012		2012	2011	2010	2009	2008

	(Unaudited)
Net Asset Value, Beginning of Period	$12.82		$12.07	$10.98	$8.84	$11.90	$11.83

Investment Activities:
Net investment income	0.06		0.12	0.15	0.16	0.16 (a)	0.19
Net realized and unrealized gains (losses) from investment transactions	(0.01)		0.75	1.09	2.11	(2.88)	0.46

Total from investment activities	0.05		0.87	1.24	2.27	(2.72)	0.65

Dividends:
Net investment income	—		(0.12)	(0.15)	(0.13)	(0.21)	(0.17)
Net realized gains from investments	—		—	—	—	(0.13)	(0.41)

Total dividends	—		(0.12)	(0.15)	(0.13)	(0.34)	(0.58)

Net Asset Value, End of Period	$12.87		$12.82	$12.07	$10.98	$8.84	$11.90

Total return	0.39%	(b)	7.35%	11.32%	25.78%	(22.91)%	5.30%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$58,655		$57,080	$48,044	$41,500	$29,005	$33,182
Ratio of net expenses to average net assets	1.00%	(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.12%	(c)	1.04%	1.30%	1.59%	1.55%	1.52%
Ratio of expenses (before fee reductions) to average net assets(d)	1.09%	(c)	1.13%	1.14%	1.17%	1.19%	1.16%
Portfolio turnover rate	5.80%	(b)	24.56%	31.03%	27.02%	71.27%	38.99%

Amounts designated as “— ” are $0 or have been rounded to $0 or 0.005 per share.
(a)	Calculated using the average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

42	See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Equity Fund September 30, 2012 (Unaudited)

COMMON STOCKS (98.9%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (10.7%)
Autoliv, Inc.	17,000	1,053,490
Johnson Controls, Inc.	20,000	548,000
McDonald’s Corp.	20,000	1,835,000
NIKE, Inc., Class B	20,000	1,898,200
Omnicom Group, Inc.	27,000	1,392,120
Ross Stores, Inc.	28,000	1,808,800
The TJX Cos., Inc.	8,000	358,320
Time Warner Cable, Inc.	24,000	2,281,440

		11,175,370

Consumer Staples (12.9%)
Colgate-Palmolive Co.	18,000	1,929,960
Costco Wholesale Corp.	19,000	1,902,375
General Mills, Inc.	17,000	677,450
McCormick & Co., Inc.	19,000	1,178,760
Nestle SA, Sponsored ADR	30,000	1,896,300
PepsiCo, Inc.	26,000	1,840,020
Procter & Gamble Co.	31,000	2,150,160
SYSCO Corp.	60,000	1,876,200

		13,451,225

Energy (11.0%)
Apache Corp.	21,000	1,815,870
BG Group PLC, Sponsored ADR	82,500	1,674,750
ConocoPhillips	40,000	2,287,200
Core Laboratories NV	17,000	2,065,160
Denbury Resources, Inc.(a)	58,000	937,280
Devon Energy Corp.	30,000	1,815,000
Phillips 66	20,000	927,400

		11,522,660

Financials (11.4%)
American Express Co.	20,000	1,137,200
Chubb Corp.	17,000	1,296,760
Cincinnati Financial Corp.	60,000	2,273,400
Comerica, Inc.	39,000	1,210,950
JPMorgan Chase & Co.	34,000	1,376,320
PNC Financial Services Group, Inc.	21,000	1,325,100
State Street Corp.	23,000	965,080
T. Rowe Price Group, Inc.	36,030	2,280,699

		11,865,509

Health Care (12.4%)
Becton, Dickinson & Co.	22,000	1,728,320
C.R. Bard, Inc.	16,000	1,674,400
DENTSPLY International, Inc.	42,000	1,601,880
Johnson & Johnson, Inc.	21,000	1,447,110
Medtronic, Inc.	35,000	1,509,200
Mettler-Toledo International, Inc.(a)	7,500	1,280,550
Saint Jude Medical, Inc.	26,000	1,095,380
Stryker Corp.	23,000	1,280,180
Waters Corp.(a)	16,000	1,333,280

		12,950,300

Industrials (15.3%)
3M Co.	17,000	1,571,140
Deere & Co.	23,000	1,897,270
Donaldson Co., Inc.	50,000	1,735,500
Emerson Electric Co.	38,000	1,834,260
Expeditors International of Washington, Inc.	23,000	836,280
Hubbell, Inc., Class B	12,000	968,880
Illinois Tool Works, Inc.	37,000	2,200,390
Lincoln Electric Holdings, Inc.	28,500	1,112,925
United Parcel Service, Inc., Class B	22,000	1,574,540
W.W. Grainger, Inc.	11,000	2,292,070

		16,023,255

Information Technology (20.7%)
Accenture PLC, Class A	25,000	1,750,750
Apple, Inc.	4,800	3,202,848
Automatic Data Processing, Inc.	27,000	1,583,820
Cisco Systems, Inc.	90,000	1,718,100
EMC Corp.(a)	60,000	1,636,200
Google, Inc., Class A(a)	2,400	1,810,800
Intel Corp.	65,000	1,474,200
International Business Machines Corp.	11,000	2,281,950
Microsoft Corp.	75,000	2,233,500
NetApp, Inc.(a)	24,000	789,120
Oracle Corp.	58,000	1,826,420
QUALCOMM, Inc.	22,000	1,374,780

		21,682,488

Materials (4.5%)
AptarGroup, Inc.	29,000	1,499,590
Praxair, Inc.	16,000	1,662,080
Sigma-Aldrich Corp.	22,000	1,583,340

		4,745,010

TOTAL COMMON STOCKS (Cost $75,309,052)		103,415,817

INVESTMENT COMPANIES (1.4%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.05%(b)	1,453,008	1,453,008

TOTAL INVESTMENT COMPANIES (Cost $1,453,008)		1,453,008

Total Investments (Cost $76,762,060)(c) — 100.3%		104,868,825
Liabilities in excess of other assets — (0.3)%		(342,791)

NET ASSETS — 100.0%		$104,526,034

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements	43

Financial Statements	Walden Equity Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $76,762,060)	$104,868,825
Dividends receivable	119,578
Receivable for capital shares issued	25,000
Prepaid expenses and other assets	11,270

Total Assets	105,024,673

Liabilities:
Payable for capital shares redeemed	400,782
Accrued expenses and other liabilities:
Investment adviser	53,780
Administration and accounting	2,955
Custodian	1,508
Transfer agency	3,237
Trustee	157
Shareholder servicing	22,886
Other	13,334

Total Liabilities	498,639

Net Assets	$104,526,034

Composition of Net Assets:
Capital	$77,507,603
Accumulated net investment income	731,465
Accumulated net realized losses from investment transactions	(1,819,799)
Net unrealized appreciation from investments	28,106,765

Net Assets	$104,526,034

Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,311,125

Net Asset Value, Offering Price and Redemption Price per share	$14.30

STATEMENT OF OPERATIONS
For the six months ended September 30, 2012 (Unaudited)

Investment Income:
Dividends	$1,028,668
Less: Foreign tax withholding	(1,470)

Total Investment Income	1,027,198

Expenses:
Investment adviser	376,695
Administration and accounting	63,165
Shareholder servicing	69,361
Trustee	2,342
Custodian	8,302
Transfer agency	17,479
Chief compliance officer	1,648
Other	32,560

Total expenses before fee reductions	571,552
Fees contractually reduced by the investment adviser	(67,896)

Net Expenses	503,656

Net Investment Income	523,542

Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	914,860
Change in unrealized depreciation from investments	(1,969,919)

Net realized/unrealized losses from investments	(1,055,059)

Change in Net Assets Resulting from Operations	$(531,517)

44	See Notes to Financial Statements

Financial Statements	Walden Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	six months ended	year ended
	September 30,	March 31,
	2012	2012

	(Unaudited)
Investment Activities:
Operations:
Net investment income	$523,542	$906,589
Net realized gains from investment transactions	914,860	1,575,647
Change in unrealized appreciation/depreciation from investments	(1,969,919)	6,155,388

Change in Net Assets Resulting from Operations	(531,517)	8,637,624

Dividends:
Net investment income	—	(866,803)

Change in Net Assets Resulting from Shareholder Dividends	—	(866,803)

Capital Share Transactions:
Proceeds from shares issued	5,505,693	13,201,221
Dividends reinvested	—	703,063
Cost of shares redeemed	(4,654,148)	(9,690,517)

Change in Net Assets Resulting from Capital Share Transactions	851,545	4,213,767

Change in Net Assets	320,028	11,984,588
Net Assets:
Beginning of period	104,206,006	92,221,418

End of period	$104,526,034	$104,206,006

Share Transactions:
Issued	400,976	1,008,761
Reinvested	—	55,534
Redeemed	(333,300)	(742,325)

Change in Shares	67,676	321,970

Accumulated net investment income	$731,465	$207,923

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements	45

Financial Statements	Walden Equity Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the periods indicated.

	For the six		For the	For the	For the	For the	For the
	months ended		year ended	year ended	year ended	year ended	year ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2012		2012	2011	2010	2009	2008

	(Unaudited)
Net Asset Value, Beginning of Period	$14.39		$13.32	$11.61	$8.01	$12.54	$12.31

Investment Activities:
Net investment income	0.07		0.13	0.11	0.11	0.14 (a)	0.08
Net realized and unrealized gains (losses) from investment transactions	(0.16)		1.06	1.71	3.63	(4.48)	0.57

Total from Investment Activities	(0.09)		1.19	1.82	3.74	(4.34)	0.65

Dividends:
Net investment income	—		(0.12)	(0.11)	(0.14)	(0.10)	(0.08)
Net realized gains from investments	—		—	—	—	(0.09)	(0.34)

Total dividends	—		(0.12)	(0.11)	(0.14)	(0.19)	(0.42)

Net Asset Value, End of Period	$14.30		$14.39	$13.32	$11.61	$8.01	$12.54

Total return	(0.63)%	(b)	9.06%	15.77%	46.79%	(34.74)%	5.01%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$104,526		$104,206	$92,221	$72,087	$43,280	$51,903
Ratio of net expenses to average net assets	1.00%	(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.04%	(c)	0.97%	0.93%	1.18%	1.36%	0.59%
Ratio of expenses (before fee reductions) to average net assets(d)	1.13%	(c)	1.09%	1.13%	1.16%	1.19%	1.18%
Portfolio turnover rate	6.21%	(b)	11.06%	13.07%	25.16%	40.07%	44.67%

Amounts designated as “—” are $0 or have been rounded to $0 or 0.005 per share.
(a)	Calculated using the average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

46	See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Midcap Fund September 30, 2012 (Unaudited)

COMMON STOCKS (97.5%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (13.8%)
Autoliv, Inc.	5,250	325,342
Family Dollar Stores, Inc.	4,750	314,925
Gentex Corp.	7,750	131,828
Hasbro, Inc.	7,250	276,732
LKQ Corp.(a)	6,000	111,000
O’Reilly Automotive, Inc.(a)	4,100	342,842
Omnicom Group, Inc.	6,000	309,360
Ross Stores, Inc.	4,300	277,780
Tractor Supply Co.	1,275	126,085

		2,215,894

Consumer Staples (6.2%)
Campbell Soup Co.	6,000	208,920
Church & Dwight Co., Inc.	6,250	337,438
McCormick & Co., Inc.	4,400	272,976
The Clorox Co.	2,500	180,125

		999,459

Energy (8.2%)
Cabot Oil & Gas Corp.	3,200	143,680
Core Laboratories NV	2,850	346,218
Denbury Resources, Inc.(a)	17,000	274,720
Energen Corp.	3,500	183,435
FMC Technologies, Inc.(a)	5,000	231,500
Oceaneering International, Inc.	2,500	138,125

		1,317,678

Financials (16.1%)
Bank of Hawaii Corp.	4,000	182,480
Cincinnati Financial Corp.	8,000	303,120
Comerica, Inc.	5,025	156,026
Commerce Bancshares, Inc.	4,635	186,930
Cullen/Frost Bankers, Inc.	3,250	186,647
Digital Realty Trust, Inc.	1,725	120,491
East West Bancorp, Inc.	5,600	118,272
Eaton Vance Corp.	4,225	122,356
IntercontinentalExchange, Inc.(a)	875	116,734
Jones Lang LaSalle, Inc.	1,725	131,704
MSCI, Inc., Class A(a)	3,750	134,212
Northern Trust Corp.	6,400	297,056
SEI Investments Co.	5,150	110,468
T. Rowe Price Group, Inc.	5,400	341,820
TD Ameritrade Holding Corp.	5,500	84,535

		2,592,851

Health Care (12.7%)
C.R. Bard, Inc.	3,000	313,950
DENTSPLY International, Inc.	5,475	208,816
Idexx Laboratories, Inc.(a)	1,400	139,090
Laboratory Corp. of America Holdings(a)	2,250	208,058
Mettler-Toledo International, Inc.(a)	2,000	341,480
ResMed, Inc.	4,900	198,303
Techne Corp.	2,075	149,276
Varian Medical Systems, Inc.(a)	3,700	223,184
Waters Corp.(a)	3,250	270,822

		2,052,979

Industrials (16.1%)
AMETEK, Inc.	7,875	279,169
CLARCOR, Inc.	3,750	167,362
Donaldson Co., Inc.	10,500	364,455
Dover Corp.	2,250	133,853
Expeditors International of Washington, Inc.	5,175	188,163
Graco, Inc.	2,600	130,728
Hubbell, Inc., Class B	3,000	242,220
IDEX Corp.	3,300	137,841
Lincoln Electric Holdings, Inc.	7,250	283,112
W.W. Grainger, Inc.	2,000	416,740
Wabtec Corp.	3,000	240,870

		2,584,513

Information Technology (15.0%)
BMC Software, Inc.(a)	8,250	342,292
Check Point Software Technologies Ltd.(a)	6,500	313,040
Citrix Systems, Inc.(a)	3,500	267,995
F5 Networks, Inc.(a)	1,200	125,640
Factset Research Systems, Inc.	1,550	149,451
Fiserv, Inc.(a)	2,000	148,060
NetApp, Inc.(a)	8,500	279,480
Paychex, Inc.	4,675	155,631
Polycom, Inc.(a)	7,275	71,804
Riverbed Technology, Inc.(a)	6,000	139,620
Syntel, Inc.	2,000	124,820
Teradata Corp.(a)	3,875	292,214

		2,410,047

Materials (5.3%)
AptarGroup, Inc.	6,000	310,260
Ecolab, Inc.	2,875	186,329
Sigma-Aldrich Corp.	5,000	359,850

		856,439

Utilities (4.1%)
AGL Resources, Inc.	4,200	171,822
Northeast Utilities	4,558	174,252
Questar Corp.	15,400	313,082

		659,156

TOTAL COMMON STOCKS (Cost $14,222,288)		15,689,016

INVESTMENT COMPANIES (2.5%)
State Street Institutional U.S. Government Money
Market Fund, Investor Shares, 0.05%(b)	394,395	394,395

TOTAL INVESTMENT COMPANIES (Cost $394,395)		394,395

Total Investments (Cost $14,616,683)(c) — 100.0%		16,083,411
Other assets in excess of liabilities — 0.0%		5,682

NET ASSETS — 100.0%		$16,089,093

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements	47

Financial Statements	Walden Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $14,616,683)	$16,083,411
Dividends receivable	12,140
Prepaid expenses and other assets	7,336

Total Assets	16,102,887

Liabilities:
Payable for investments purchased	4,652
Accrued expenses and other liabilities:
Investment adviser	5,439
Administration and accounting	511
Custodian	169
Transfer agent	1,653
Trustee	13
Other	1,357

Total Liabilities	13,794

Net Assets	$16,089,093

Composition of Net Assets:
Capital	$14,715,693
Accumulated net investment income	34,831
Accumulated net realized losses from investment transactions	(128,159)
Net unrealized appreciation from investments	1,466,728

Net Assets	$16,089,093

Shares outstanding (par value $0.01, unlimited number of shares authorized)	1,486,746

Net Asset Value, Offering Price and Redemption Price per share	$10.82

STATEMENT OF OPERATIONS
For the six months ended September 30, 2012 (Unaudited)

Investment Income:
Dividends	$103,442
Foreign tax withholding	(206)

Total Investment Income	103,236

Expenses:
Investment adviser	55,433
Administration and accounting	10,494
Shareholder servicing	19
Trustee	313
Custodian	1,500
Transfer agency	14,684
Chief compliance officer	222
Other	7,180

Total expenses before fee reductions	89,845
Fees contractually reduced by the investment adviser	(15,681)

Net Expenses	74,164

Net Investment Income	29,072

Net Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions	(72,926)
Change in unrealized depreciation from investments	(283,805)

Net realized/unrealized losses from investments	(356,731)

Change in Net Assets Resulting from Operations	$(327,659)

48	See Notes to Financial Statements

Financial Statements	Walden Midcap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	six months ended	period ended
	September 30,	March 31,
	2012	2012(a)

	(Unaudited)
Investment Activities:
Operations:
Net investment income	$29,072	$22,004
Net realized losses from investment transactions	(72,926)	(55,233)
Change in unrealized appreciation/depreciation from investments	(283,805)	1,750,533

Change in net assets resulting from operations	(327,659)	1,717,304

Dividends:
Net investment income	—	(19,338)

Change in Net Assets Resulting from Shareholder Dividends	—	(19,338)

Capital Share Transactions:
Proceeds from shares issued	2,222,011	12,510,643
Dividends reinvested	—	9,369
Cost of shares redeemed	(18,727)	(4,510)

Change in net assets resulting from capital share transactions	2,203,284	12,515,502

Change in Net Assets	1,875,625	14,213,468
Net Assets:
Beginning of period	14,213,468	—

End of period	$16,089,093	$14,213,468

Share Transactions:
Issued	209,196	1,278,825
Reinvested	—	963
Redeemed	(1,738)	(500)

Change in Shares	207,458	1,279,288

Accumulated net investment income	$34,831	$5,759

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Commenced operations on August 1, 2011

See Notes to Financial Statements	49

Financial Statements	Walden Midcap Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	For the six		For the
	months ended		period ended
	September 30,		March 31,
	2012		2012(a)

	(Unaudited)
Net Asset Value, Beginning of Period	$11.11		$10.00

Investment Activities:
Net investment income	0.02		0.02
Net realized and unrealized gains (losses) from investment transactions	(0.31)		1.11

Total from investment activities	(0.29)		1.13

Dividends:
Net investment income	—		(0.02)

Total dividends	—		(0.02)

Net Asset Value, End of Period	$10.82		$11.11

Total return	(2.61)%	(b)	11.33%	(b)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$16,089		$14,213
Ratio of net expenses to average net assets	1.00%	(c)	1.00%	(c)
Ratio of net investment income to average net assets	0.39%	(c)	0.34%	(c)
Ratio of expenses (before fee reductions) to average net assets(d)	1.21%	(c)	1.34%	(c)
Portfolio turnover rate	6.18%	(b)	8.43%	(b)

Amounts designated as “—” are $0 or have been rounded to $0 or 0.005 per share.
(a)	Commenced operations on August 1, 2011.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

50	See Notes to Financial Statements

Schedule of Portfolio Investments	Walden SMID Cap Innovations Fund September 30, 2012 (Unaudited)

COMMON STOCKS (99.5%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.1%)
Autoliv, Inc.	1,000	61,970
Dorman Products, Inc.(a)	925	29,147
Gentex Corp.	2,275	38,698
Hibbett Sports, Inc.(a)	800	47,560
John Wiley & Sons, Inc., Class A	900	41,355
Life Time Fitness, Inc.(a)	900	41,166
LKQ Corp.(a)	3,900	72,150
Select Comfort Corp.(a)	2,150	67,832
SodaStream International Ltd.(a)	1,190	46,612
Tempur-Pedic International, Inc.(a)	1,750	52,307
The Men’s Wearhouse, Inc.	1,425	49,063
Tractor Supply Co.	275	27,195
Vitamin Shoppe, Inc.(a)	825	48,114
Wolverine World Wide, Inc.	1,375	61,009

		684,178

Consumer Staples (2.9%)
Darling International, Inc.(a)	1,200	21,948
Hain Celestial Group, Inc.(a)	375	23,625
The Fresh Market, Inc.(a)	745	44,685
United Natural Foods, Inc.(a)	900	52,605

		142,863

Energy (6.3%)
CARBO Ceramics, Inc.	750	47,190
Core Laboratories NV	450	54,666
Denbury Resources, Inc.(a)	3,400	54,944
Lufkin Industries, Inc.	1,000	53,820
Oceaneering International, Inc.	1,300	71,825
RPC, Inc.	1,900	22,591

		305,036

Financials (22.5%)
Bank of Hawaii Corp.	1,850	84,397
Cohen & Steers, Inc.	1,750	51,835
Commerce Bancshares, Inc.	1,620	65,335
Coresite Realty Corp.	800	21,552
Corporate Office Properties Trust	1,000	23,970
Cullen/Frost Bankers, Inc.	800	45,944
DuPont Fabros Technology, Inc.	2,200	55,550
East West Bancorp, Inc.	3,650	77,088
Eaton Vance Corp.	1,475	42,716
Financial Engines, Inc.(a)	1,645	39,200
Jones Lang LaSalle, Inc.	1,150	87,802
MarketAxess Holdings, Inc.	1,475	46,610
MSCI, Inc., Class A(a)	1,050	37,580
Ocwen Financial Corp.(a)	3,625	99,361
SEI Investments Co.	1,850	39,683
Signature Bank(a)	1,150	77,142
SVB Financial Group(a)	1,275	77,086
Texas Capital Bancshares, Inc.(a)	950	47,224
UMB Financial Corp.	850	41,378
Umpqua Holdings Corp.	2,750	35,448

		1,096,901

Health Care (11.3%)
Bruker Corp.(a)	3,810	49,873
ICU Medical, Inc.(a)	905	54,734
Idexx Laboratories, Inc.(a)	250	24,838
Mednax, Inc.(a)	450	33,503
Meridian Bioscience, Inc.	2,575	49,388
Mettler-Toledo International, Inc.(a)	200	34,148
Myriad Genetics, Inc.(a)	2,050	55,329
Neogen Corp.(a)	550	23,485
Quality Systems, Inc.	2,750	51,012
ResMed, Inc.	1,425	57,670
Techne Corp.	435	31,294
Thoratec Corp.(a)	1,350	46,710
West Pharmaceutical Services, Inc.	725	38,476

		550,460

Industrials (14.7%)
CLARCOR, Inc.	1,700	75,871
Donaldson Co., Inc.	2,600	90,246
ESCO Technologies, Inc.	575	22,339
Franklin Electric Co., Inc.	575	34,782
Genesee & Wyoming, Inc., Class A(a)	950	63,517
Hub Group, Inc., Class A(a)	1,325	39,326
Hubbell, Inc., Class B	525	42,389
IDEX Corp.	725	30,283
Lindsay Manufacturing Co.	900	64,773
Middleby Corp.(a)	600	69,384
Nordson Corp.	765	44,844
Wabtec Corp.	1,150	92,333
Watts Water Technologies, Inc., Class A	1,200	45,396

		715,483

Information Technology (15.9%)
Blackbaud, Inc.	900	21,528
Bottomline Technologies, Inc.(a)	950	23,456
Coherent, Inc.(a)	500	22,930
CommVault Systems, Inc.(a)	890	52,243
Factset Research Systems, Inc.	475	45,800
InterDigital, Inc.	1,200	44,736
IPG Photonics Corp.(a)	950	54,435
j2 Global, Inc.	1,625	53,332
Liquidity Services, Inc.(a)	875	43,934
MicroStrategy, Inc., Class A(a)	365	48,936
National Instruments Corp.	900	22,653
NIC, Inc.	1,875	27,750
Plantronics, Inc.	1,450	51,228
Polycom, Inc.(a)	3,725	36,766
Power Integrations, Inc.	1,125	34,234
Riverbed Technology, Inc.(a)	1,875	43,631
Sapient Corp.(a)	5,225	55,698
Syntel, Inc.	400	24,964
Wright Express Corp.(a)	900	62,748

		771,002

Materials (6.7%)
AptarGroup, Inc.	1,875	96,956
Calgon Carbon Corp.(a)	3,950	56,525
Commercial Metals Co.	4,200	55,440
Kraton Performance Polymers, Inc.(a)	2,050	53,505
Minerals Technologies, Inc.	925	65,610

		328,036

Utilities (5.1%)
AGL Resources, Inc.	1,350	55,229
American States Water Co.	1,375	61,091
New Jersey Resources Corp.	950	43,434
Questar Corp.	4,225	85,894

		245,648

TOTAL COMMON STOCKS (Cost $4,633,695)		4,839,607

INVESTMENT COMPANIES (0.7%)
State Street Institutional U.S. Government Money
Market Fund, Investor Shares, 0.05%(b)	35,311	35,311

TOTAL INVESTMENT COMPANIES (Cost $35,311)		35,311

Total Investments (Cost $4,669,006)(c) — 100.2%		4,874,918
Liabilities in excess of other assets — (0.2)%		(8,480)

NET ASSETS — 100.0%		$4,866,438

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements	51

Financial Statements	Walden SMID Cap Innovations Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

Assets:
Investments, at fair value (cost $4,669,006)	$4,874,918
Dividends receivable	2,241
Prepaid expenses and other assets	2,499

Total Assets	4,879,658

Liabilities:
Payable for investments purchased	12,435
Accrued expenses and other liabilities:
Investment adviser	239
Administration and accounting	125
Custodian	13
Transfer agent	276
Trustee	1
Other	131

Total Liabilities	13,220

Net Assets	$4,866,438

Composition of Net Assets:
Capital	$4,668,375
Accumulated net investment income	656
Accumulated net realized losses from investment transactions	(8,505)
Net unrealized appreciation from investments	205,912

Net Assets	$4,866,438

Shares outstanding (par value $0.01, unlimited number of shares authorized)	448,850

Net Asset Value, Offering Price and Redemption Price per share	$10.84

STATEMENT OF OPERATIONS
For the period ended September 30, 2012 (Unaudited)(a)

Investment Income:
Dividends	$8,694
Less: Foreign tax withholding	(11)

Total Investment Income	8,683

Expenses:
Investment adviser	5,904
Administration and accounting	1,645
Trustee	32
Custodian	320
Transfer agency	7,092
Chief compliance officer	24
Other	2,066

Total expenses before fee reductions	17,083
Fees contractually reduced by the investment adviser	(9,056)

Net Expenses	8,027

Net Investment Income	656

Net Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions	(8,505)
Change in unrealized appreciation from investments	205,912

Net realized/unrealized gains from investments	197,407

Change in Net Assets Resulting from Operations	$198,063

(a) Commenced operations on June 29, 2012.

52	See Notes to Financial Statements

Financial Statements	Walden SMID Cap Innovations Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the
period ending
September 30,
2012 (a)

(Unaudited)
Investment Activities:
Operations:
Net investment income	$656
Net realized losses from investment transactions	(8,505)
Change in unrealized appreciation/depreciation from investments	205,912

Change in Net Assets Resulting from Operations	198,063

Capital Share Transactions:
Proceeds from shares issued	4,344,631
Proceeds from shares issued in subscription in-kind(b)	324,838
Cost of shares redeemed	(1,094)

Change in Net Assets Resulting from Capital Share Transactions	4,668,375

Change in Net Assets	4,866,438
Net Assets:
Beginning of period	—

End of period	$4,866,438

Share Transactions:
Issued	416,466
Issued in subscription in-kind(b)	32,484
Redeemed	(100)

Change in Shares	448,850

Accumulated net investment income	$656

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Commenced operations on June 29, 2012
(b)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	53

Financial Statements	Walden SMID Cap Innovations Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the period indicated.

	For the
	period ended
	September 30,
	2012(a)

	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net investment income(loss)	—
Net realized and unrealized gains(losses) from investment transactions	0.84

Total from investment activities	0.84

Net Asset Value, End of Period	$10.84

Total return	8.40%	(b)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$4,866
Ratio of net expenses to average net assets	1.00%	(c)
Ratio of net investment income to average net assets	0.08%	(c)
Ratio of expenses (before fee reductions) to average net assets(d)	2.13%	(c)
Portfolio turnover rate	3.59%	(b)

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Commenced operations on June 29, 2012.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

54	See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund September 30, 2012 (Unaudited)

COMMON STOCKS (97.1%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (12.4%)
Dorman Products, Inc.(a)	21,800	686,918
Fuel Systems Solutions, Inc.(a)	34,800	598,212
Gentex Corp.	22,700	386,127
Hibbett Sports, Inc.(a)	17,900	1,064,155
John Wiley & Sons, Inc., Class A	25,200	1,157,940
Life Time Fitness, Inc.(a)	16,900	773,006
Select Comfort Corp.(a)	35,800	1,129,490
SodaStream International Ltd.(a)	26,300	1,030,171
Tempur-Pedic International, Inc.(a)	16,800	502,152
The Men’s Wearhouse, Inc.	24,600	846,978
Universal Technical Institute, Inc.	31,200	427,440
Vitamin Shoppe, Inc.(a)	14,600	851,472
Wolverine World Wide, Inc.	24,500	1,087,065

		10,541,126

Consumer Staples (3.8%)
Darling International, Inc.(a)	29,100	532,239
Hain Celestial Group, Inc.(a)	6,400	403,200
Lifeway Foods, Inc.	11,300	107,350
The Fresh Market, Inc.(a)	14,400	863,712
United Natural Foods, Inc.(a)	21,700	1,268,365

		3,174,866

Energy (5.6%)
CARBO Ceramics, Inc.	18,400	1,157,728
Lufkin Industries, Inc.	30,500	1,641,510
Natural Gas Services Group, Inc.(a)	21,300	318,435
OYO Geospace Corp.(a)	6,300	771,183
RPC, Inc.	37,000	439,930
Tesco Corp.(a)	34,700	370,596

		4,699,382

Financials (20.2%)
Bank of Hawaii Corp.	34,500	1,573,890
Cohen & Steers, Inc.	26,400	781,968
Coresite Realty Corp.	13,600	366,384
Corporate Office Properties Trust	29,700	711,909
Dime Community Bancshares, Inc.	42,900	619,476
DuPont Fabros Technology, Inc.	56,200	1,419,050
East West Bancorp, Inc.	59,600	1,258,752
Financial Engines, Inc.(a)	35,400	843,582
Green Dot Corp., Class A(a)	36,000	440,280
Independent Bank Corp.	26,800	806,412
MarketAxess Holdings, Inc.	35,800	1,131,280
Ocwen Financial Corp.(a)	14,875	407,724
Signature Bank(a)	22,500	1,509,300
SVB Financial Group(a)	22,500	1,360,350
Texas Capital Bancshares, Inc.(a)	25,100	1,247,721
UMB Financial Corp.	27,800	1,353,304
Umpqua Holdings Corp.	102,100	1,316,069

		17,147,451

Health Care (13.8%)
Bruker Corp.(a)	78,700	1,030,183
Cantel Medical Corp.	25,100	679,708
Computer Programs & Systems, Inc.	14,600	811,030
ICU Medical, Inc.(a)	19,600	1,185,408
Landauer, Inc.	9,000	537,480
Meridian Bioscience, Inc.	64,200	1,231,356
Myriad Genetics, Inc.(a)	37,900	1,022,921
Neogen Corp.(a)	17,700	755,790
Quality Systems, Inc.	46,500	862,575
Techne Corp.	12,600	906,444
Thoratec Corp.(a)	31,300	1,082,980
West Pharmaceutical Services, Inc.	30,000	1,592,100

		11,697,975

Industrials (15.1%)
American Science & Engineering, Inc.	13,500	885,735
Apogee Enterprises, Inc.	36,800	722,016
CLARCOR, Inc.	32,700	1,459,401
ESCO Technologies, Inc.	15,950	619,657
Franklin Electric Co., Inc.	10,700	647,243
Genesee & Wyoming, Inc., Class A(a)	25,500	1,704,930
Gentherm, Inc.(a)	38,200	475,208
Herman Miller, Inc.	15,600	303,264
Hub Group, Inc., Class A(a)	23,800	706,384
Lindsay Manufacturing Co.	16,700	1,201,899
Middleby Corp.(a)	11,800	1,364,552
Simpson Manufacturing Co., Inc.	20,300	580,986
Team, Inc.(a)	35,500	1,130,675
Watts Water Technologies, Inc., Class A	25,300	957,099

		12,759,049

Information Technology (18.4%)
Blackbaud, Inc.	27,800	664,976
Bottomline Technologies, Inc.(a)	29,800	735,762
Ceragon Networks Ltd.(a)	49,400	281,580
Coherent, Inc.(a)	11,700	536,562
CommVault Systems, Inc.(a)	15,200	892,240
GT Advanced Technologies, Inc.(a)	45,000	245,250
InterDigital, Inc.	18,700	697,136
IPG Photonics Corp.(a)	19,200	1,100,160
j2 Global, Inc.	31,700	1,040,394
Liquidity Services, Inc.(a)	22,300	1,119,683
MicroStrategy, Inc., Class A(a)	5,100	683,757
NIC, Inc.	43,200	639,360
Plantronics, Inc.	43,900	1,550,987
Polycom, Inc.(a)	74,800	738,276
Power Integrations, Inc.	35,800	1,089,394
Riverbed Technology, Inc.(a)	18,200	423,514
Sapient Corp.(a)	107,700	1,148,082
Syntel, Inc.	6,900	430,629
Wright Express Corp.(a)	22,500	1,568,700

		15,586,442

Materials (4.5%)
Calgon Carbon Corp.(a)	49,800	712,638
Commercial Metals Co.	61,675	814,110
Kraton Performance Polymers, Inc.(a)	15,300	399,330
Minerals Technologies, Inc.	12,600	893,718
Quaker Chemical Corp.	21,700	1,012,739

		3,832,535

Utilities (3.3%)
American States Water Co.	13,300	590,919
New Jersey Resources Corp.	30,800	1,408,176
South Jersey Industries, Inc.	15,600	825,708

		2,824,803

TOTAL COMMON STOCKS (Cost $73,990,133)		82,263,629

INVESTMENT COMPANIES (3.1%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.05%(b)	2,666,329	2,666,329

TOTAL INVESTMENT COMPANIES (Cost $2,666,329)		2,666,329

Total Investments (Cost $76,656,462)(c) — 100.2%		84,929,958
Liabilities in excess of other assets — (0.2)%		(195,546)

NET ASSETS — 100.0%		$84,734,412

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements	55

Financial Statements	Walden Small Cap Innovations Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $76,656,462)	$84,929,958
Dividends receivable	72,343
Receivable for investments sold	26,035
Receivable for capital shares issued	1,000
Prepaid expenses and other assets	5,665

Total Assets	85,035,001

Liabilities:
Payable for investments purchased	234,669
Accrued expenses and other liabilities:
Investment adviser	48,256
Administration and accounting	2,266
Custodian	792
Transfer agent	2,170
Trustee	83
Shareholder servicing	5,319
Other	7,034

Total Liabilities	300,589

Net Assets	$84,734,412

Composition of Net Assets:
Capital	$74,335,565
Accumulated net investment loss	(2,008)
Accumulated net realized gains from investment transactions	2,127,359
Net unrealized appreciation from investments	8,273,496

Net Assets	$84,734,412

Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,996,458

Net Asset Value, Offering Price and Redemption Price per share	$16.96

STATEMENT OF OPERATIONS
For the six months ended September 30, 2012 (Unaudited)

Investment Income:
Dividends	$401,603

Total Investment Income	401,603

Expenses:
Investment adviser	280,860
Administration and accounting	47,346
Shareholder servicing	26,354
Trustee	1,537
Custodian	5,658
Transfer agency	15,465
Chief compliance officer	1,093
Other	24,534

Total expenses before fee reductions	402,847
Fees contractually reduced by the investment adviser	(26,927)

Net Expenses	375,920

Net Investment Income	25,683

Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,294,219
Change in unrealized depreciation from investments	(1,387,742)

Net realized/unrealized gains from investments	906,477

Change in Net Assets Resulting from Operations	$932,160

56	See Notes to Financial Statements

Financial Statements	Walden Small Cap Innovations Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	six months ended	year ended
	September 30,	March 31,
	2012	2012

	(Unaudited)
Investment Activities:
Operations:
Net investment income	$25,683	$31,553
Net realized gains from investment transactions	2,294,219	261,025
Change in unrealized appreciation/depreciation from investments	(1,387,742)	1,299,094

Change in net assets resulting from operations	932,160	1,591,672

Dividends:
Net investment income	—	(59,243)
Net realized gains from investment transactions	—	(3,327,935)

Change in Net Assets Resulting from Shareholder Dividends	—	(3,387,178)

Capital Share Transactions:
Proceeds from shares issued	15,236,768	25,475,054
Proceeds from shares issued in subscription in-kind(a)	503,078	1,691,789
Dividends reinvested	—	2,157,735
Cost of shares redeemed	(1,482,062)	(4,472,977)

Change in net assets resulting from capital share transactions	14,257,784	24,851,601

Change in Net Assets	15,189,944	23,056,095
Net Assets:
Beginning of period	69,544,468	46,488,373

End of period	$84,734,412	$69,544,468

Share Transactions:
Issued	945,989	1,513,736
Issued in subscriptions in-kind(a)	31,680	100,047
Reinvested	—	143,466
Redeemed	(92,196)	(281,200)

Change in Shares	885,473	1,476,049

Accumulated net investment loss	$(2,008)	$(27,691)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	57

Financial Statements	Walden Small Cap Innovations Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the periods indicated.

	For the six		For the	For the	For the	For the
	months ended		year ended	year ended	year ended	year ended
	September 30,		March 31,	March 31,	March 31,	March 31,
	2012		2012	2011	2010	2009(a)

	(Unaudited)
Net Asset Value, Beginning of Period	$16.92		$17.64	$14.57	$9.19	$10.00

Investment Activities:
Net investment income	0.01		0.01	0.02	0.02	0.03	(b)
Net realized and unrealized gains (losses) from
investment transactions	0.03		0.27	3.59	5.60	(0.83)

Total from investment activities	0.04		0.28	3.61	5.62	(0.80)

Dividends:
Net investment income	—		(0.02)	(0.03)	(0.02)	(0.01)
Net realized gains from investments	—		(0.98)	(0.51)	(0.22)	—

Total dividends	—		(1.00)	(0.54)	(0.24)	(0.01)

Net Asset Value, End of Period	$16.96		$16.92	$17.64	$14.57	$9.19

Total return	0.24%	(c)	2.28%	25.13%	61.45%	(7.98)%	(c)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$84,734		$69,544	$46,488	$22,057	$2,340
Ratio of net expenses to average net assets	1.00%	(d)	1.00%	1.00%	1.00%	1.16%	(d)
Ratio of net investment income to average net assets	0.07%	(d)	0.06%	0.14%	0.26%	0.63%	(d)
Ratio of expenses (before fee reductions) to average net assets(e)	1.07%	(d)	1.15%	1.27%	1.68%	9.61%	(d)
Portfolio turnover rate	15.44%	(c)	24.62%	36.01%	23.07%	4.37%	(c)

(a)	Commenced operations on October 24, 2008.
(b)	Calculated using the average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

58	See Notes to Financial Statements

Notes to Financial Statements	September 30, 2012 (Unaudited)

1.	Organization:

The Boston Trust & Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”):

Fund	Short Name
Boston Trust Asset Management Fund (formerly known as Boston Trust Balanced Fund)	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund
Boston Trust Small Cap Fund	Small Cap Fund
Walden Asset Management Fund (formerly known as Walden Balanced Fund)	Walden Asset Management Fund
Walden Equity Fund	Walden Equity Fund
Walden Midcap Fund	Walden Midcap Fund
Walden SMID Cap Innovations Fund	SMID Cap Innovations Fund
Walden Small Cap Innovations Fund	Small Cap Innovations Fund

The investment objective of the Asset Management Fund and Walden Asset Management Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and Walden Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and Walden Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the Small Cap Fund and Small Cap Innovations Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the SMID Cap Fund and SMID Cap Innovations Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in Boston Trust Investment Management, Inc.’s, (the “Adviser”) opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share.

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those investments.

Continued	59

Notes to Financial Statements	September 30, 2012 (Unaudited)

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, and certificates of deposit are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2012 in valuing the Funds’ investments based upon three levels defined above:
		Level 2
	Level I	Other Significant	Total Investments in
Fund Name	Quoted Prices	Observable Inputs	Securities

Asset Management Fund
Common Stocks[1]	$192,281,713	$—	$192,281,713
Corporate Bonds[1]	—	12,298,420	12,298,420
Municipal Bonds[2]	—	7,165,466	7,165,466
U.S. Government & U.S. Government Agency Obligations	—	47,979,540	47,979,540
Investment Companies	2,509,770	—	2,509,770

Total	194,791,483	67,443,426	262,234,909

Equity Fund
Common Stocks[1]	71,297,317	—	71,297,317
Investment Companies	986,623	—	986,623

Total	72,283,940	—	72,283,940

Midcap Fund
Common Stocks[1]	28,533,428	—	28,533,428
Investment Companies	223,065	—	223,065

Total	28,756,493	—	28,756,493

SMID Cap Fund
Common Stocks[1]	3,632,393	—	3,632,393
Investment Companies	85,417	—	85,417

Total	3,717,810	—	3,717,810

Small Cap Fund
Common Stocks[1]	329,867,168	—	329,867,168
Investment Companies	3,325,316	—	3,325,316

Total	333,192,484	—	333,192,484

Walden Asset Management Fund
Common Stocks[1]	42,251,424	—	42,251,424
Corporate Bonds[1]	—	2,290,250	2,290,250
Municipal Bonds[2]	—	761,711	761,711
U.S. Government & U.S. Government Agency Obligations	—	12,413,476	12,413,476
Investment Companies	645,416	—	645,416

Total	42,896,840	15,465,437	58,362,277

Walden Equity Fund
Common Stocks[1]	103,415,817	—	103,415,817
Investment Companies	1,453,008	—	1,453,008

Total	104,868,825	—	104,868,825

Walden Midcap Fund
Common Stocks[1]	15,689,016	—	15,689,016
Investment Companies	394,395	—	394,395

Total	16,083,411	—	16,083,411

Walden SMID Cap Innovations Fund
Common Stocks[1]	4,839,607	—	4,839,607
Investment Companies	35,311	—	35,311

Total	4,874,918	—	4,874,918

Walden Small Cap Innovations Fund
Common Stocks[1]	82,263,629	—	82,263,629
Investment Companies	2,666,329	—	2,666,329

Total	84,929,958	—	84,929,958

[1]	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
[2]	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

60	Continued

Notes to Financial Statements	September 30, 2012 (Unaudited)

The Funds recognizes transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of September 30, 2012 from the valuation input levels used on March 31, 2012.

In May 2011, the FASB issued Accounting Standards Update 2011-04 (“ASU 2011-04”) “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has determined that this will not have any impact on the Funds’ financial statements other than enhanced disclosures.

New Accounting Pronouncement:

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

Security Transactions and Related Income:

Security transactions are recorded no later than one business day after trade date. For financial reporting purposes, security transactions are recorded on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Dividends to Shareholders:

Dividends are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the Funds. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the Funds.

The amounts of dividends to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the period ended September 30, 2012.

3.	Related Party Transactions:
Investment Adviser:

The Funds and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate

Asset Management Fund	0.75%
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%
Small Cap Fund	0.75%
Walden Asset Management Fund	0.75%
Walden Equity Fund	0.75%
Walden Midcap Fund	0.75%
Walden SMID Cap Innovations Fund	0.75%
Walden Small Cap Innovations Fund	0.75%

Additionally, one Trustee of the Trust is Managing Director of the Adviser and President of the Trust and another officer of the Trust is an officer of the Adviser. The persons are not paid directly by the Funds.

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi, as the Funds’ administrator, provides administrative and fund accounting services for a fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Trust. Certain officers of the Trust are affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as officers of the Trust, except the Chief Compliance Officer (the “CCO”). The CCO is not paid directly by the Funds. Rather, the Funds pay Citi for CCO services, which include the services of the CCO.

Continued	61

Notes to Financial Statements	September 30, 2012 (Unaudited)

Under a Compliance Services Agreement between the Funds and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Funds’ CCO. Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $15,592 for the period ended September 30, 2012, plus certain out of pocket expenses, for the services provided under the CCO Agreement. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

Effective August 1, 2012, BHIL Distributors, Inc., (“BHIL”), a wholly-owned subsidiary of Beacon Hill Fund Services, Inc., serves as the Funds’ distribution agent. Under the distribution agreement, BHIL receives a fixed fee of $17,500 per year plus per item fees for sales literature review and dealer set-up. The Trust reimburses BHIL for out-of-pocket expenses. It is paid monthly by the Adviser from its profits and not by the Funds, for its services. BHIL is not affiliated with Citi or the Adviser. Prior to August 1, 2012, Foreside Distributing Services, L.P., an indirect, wholly-owned subsidiary of Foreside Financial Group, LLC, served as the Funds’ distribution agent.

Shareholder Services:

The Funds may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers” ), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Each Fund is authorized to pay shareholder services fees up to 0.25% of the average annual net assets with respect to shares of the Funds serviced by an Authorized Service Provider.

Custodian and Transfer Agency:

Boston Trust & Investment Management Company (“Boston Trust”), the parent company of the Adviser, acts as the Funds’ custodian and transfer agent. Under the custody agreement, Boston Trust receives $1,000 annually per Fund plus an asset based fee of 0.016% of market value. Under the transfer agency agreement, Boston Trust receives a fixed fee of $18,000 annually per fund, accrued daily and paid monthly for its services. Under a sub-transfer agency agreement, Citi receives a fixed annual fee from the Funds that use Citi as sub-transfer agent, accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust.

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary to limit each Fund’s aggregate annual operating expenses to 1.00% of the average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective August 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Pursuant to its agreement, for the periods ended March 31, 2010, 2011 and 2012 and September 30, 2012, the Adviser reimbursed fees in the following amounts:

Fund	Amount	Expires

Asset Management Fund	$—	2013
	—	2014
	—	2015
	—	2016

Equity Fund	24,460	2013
	13,866	2014
	—	2015
	—	2016

Midcap Fund	29,358	2013
	27,687	2014
	33,899	2015
	10,064	2016

SMID Cap Fund	—	2013
	—	2014
	11,533	2015
	17,304	2016

Small Cap Fund	72,080	2013
	105,195	2014
	60,584	2015
	13,967	2016
Walden Asset Management Fund	38,125	2013
	32,028	2014
	33,900	2015
	24,288	2016

Walden Equity Fund	63,210	2013
	51,177	2014
	26,043	2015
	67,896	2016

Walden Midcap Fund	—	2013
	—	2014
	18,288	2015
	15,681	2016

Walden SMID Cap Innovations Fund	—	2013
	—	2014
	—	2015
	9,056	2016

Walden Small Cap Innovations Fund	75,530	2013
	61,924	2014
	45,712	2015
	26,927	2016

During the six months ended September 30, 2012, the Adviser recouped amounts from the following Funds:

Asset Management Fund	$4,171
Equity Fund	1,646

62	Continued

Notes to Financial Statements	September 30, 2012 (Unaudited)

As of September 30, 2012, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment

Asset Management Fund	$—
Equity Fund	38,326
Midcap Fund	101,008
SMID Cap Fund	28,837
Small Cap Fund	251,826
Walden Asset Management Fund	128,341
Walden Equity Fund	208,326
Walden Midcap Fund	33,969
Walden SMID Cap Innovations Fund	9,056
Walden Small Cap Innovations Fund	210,093

Other Affiliated Transactions:

During the period ended September 30, 2012, certain net assets of common trust funds, managed by Boston Trust & Investment Management Company, were exchanged as in-kind transfers for shares of certain Funds of the Trust. Fund shares issued in connection with the exchange were used to pay for securities transferred from the common trust funds to certain Funds at fair value. The total fair value of the in-kind transfers was $324,838 for 32,484 shares of the SMID Cap Innovations Fund in exchange for 32,516 shares of the SMID Cap Fund and $503,078 for 31,680 shares of the Small Cap Innovations Fund in exchange for 40,571 shares of the Small Cap Fund.

During the year ended March 31, 2012, certain net assets of common trust funds, managed by Boston Trust & Investment Management Company, were exchanged as in-kind transfers for shares of certain Funds of the Trust. Fund shares issued in connection with the exchange were used to pay for securities transferred from the common trust funds to certain Funds at fair value. The total fair value of the in-kind transfers was $6,858,946 for 223,273 shares of the Asset Management Fund, $325,000 for 32,500 shares of the SMID Cap Fund, $5,098,275 for 463,901 shares of the Walden Asset Management Fund and $1,691,789 for 100,047 shares of the Walden Small Cap Innovations Fund.

4.	Purchases and Sales of Securities:
Cost of purchases and proceeds from sales and maturities of securities, excluding short-term securities and U.S. Government securities, for the Funds for the period ended September 30, 2012, totaled:

Fund	Purchases	Sales and Maturities

Asset Management Fund	$5,016,988	$4,217,309
Equity Fund	3,891,399	2,442,179
Midcap Fund	3,159,995	2,393,987
SMID Cap Fund	979,863	802,816
Small Cap Fund	62,483,826	58,903,852

Walden Asset Management Fund	5,065,546	3,143,091
Walden Equity Fund	7,466,050	6,208,411
Walden Midcap Fund	3,047,088	888,784
Walden SMID Cap Innovations Fund	4,743,616	101,416
Walden Small Cap Innovations Fund	24,711,199	11,320,094

Cost of purchases and proceeds from sales and maturities of U.S. Government Securities, excluding short-term securities, for the Funds for the period ended September 30, 2012, totaled:

Fund	Purchases	Sales and Maturities

Asset Management Fund	$0	$63,637
Walden Asset Management Fund	1,781,651	48,765

5.	Federal Income Tax Information:
At September 30, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Asset Management Fund	$179,749,102	$83,708,152	$(1,222,345)	$82,485,807
Equity Fund	42,620,053	30,300,179	(636,292)	29,663,887
Midcap Fund	20,781,866	8,538,296	(563,669)	7,974,627
SMID Cap Fund	3,510,966	399,923	(193,079)	206,844
Small Cap Fund	291,115,706	63,057,582	(20,980,804)	42,076,778

Walden Asset Management Fund	46,878,301	12,070,182	(586,206)	11,483,976
Walden Equity Fund	76,768,995	29,853,755	(1,753,925)	28,099,830
Walden Midcap Fund	14,617,453	1,748,236	(282,278)	1,465,958
Walden SMID Cap Innovations Fund	4,669,129	273,408	(67,619)	205,789
Walden Small Cap Innovations Fund	76,696,853	13,026,290	(4,793,185)	8,233,105

Continued	63

Notes to Financial Statements	September 30, 2012 (Unaudited)

The tax character of distributions paid during the fiscal year ended March 31, 2012 was as follows:

	Distributions paid from

		Net Long Term	Total Taxable	Tax Return of	Total Distributions
	Ordinary Income	Capital Gains	Distributions	Capital	Paid[1]

Balanced Fund	$3,373,655	$—	$3,373,655	$—	$3,373,655
Equity Fund	589,650	—	589,650	—	589,650
Midcap Fund	302,768	664,754	967,522	—	967,522
SMID Cap Fund	898	—	898	—	898
Small Cap Fund	5,265,166	14,632,707	19,897,873	—	19,897,873

Walden Balanced Fund	550,502	—	550,502	—	550,502
Walden Equity Fund	866,803	—	866,803	—	866,803
Walden Midcap Fund	19,338	—	19,338	—	19,338
Walden Small Cap Innovations Fund	995,830	2,391,348	3,387,178	—	3,387,178

As of March 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long-Term Capital	Accumulated	Capital and Other	Appreciation	Accumulated
	Income	Gains	Earnings	Losses	(Depreciation)[2]	Earnings (Deficit)

Balanced Fund	$724,083	$—	$724,083	$(1,026,752)	$80,417,110	$80,114,441
Equity Fund	144,747	—	144,747	(2,692,524)	30,163,288	27,615,511
Midcap Fund	11,266	202,222	213,488	(35,521)	9,126,107	9,304,074
SMID Cap Fund	32,553	29	32,582	—	299,253	331,835
Small Cap Fund	426,773	—	426,773	(548,641)	55,063,915	54,942,047

Walden Balanced Fund	112,702	—	112,702	(458,864)	11,701,028	11,354,866
Walden Equity Fund	207,923	—	207,923	(2,727,725)	30,069,750	27,549,948
Walden Midcap Fund	5,759	—	5,759	(54,659)	1,749,959	1,701,059
Walden Small Cap Innovations Fund	—	—	—	(171,938)	9,638,625	9,466,687

[2]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses as follows:

	Late Year	Post-October
Fund	Ordinary Loss	Capital Losses

Equity Fund	$—	$35,149
Midcap Fund	—	35,520
Small Cap Fund	—	548,641

Walden Midcap Fund	—	20,042
Walden Small Cap Innovations Fund	27,692	144,248

6.	Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2012, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

Fund	Control Ownership	% of Ownership

Asset Management Fund	Boston Trust & Investment Management Company	93.1
Equity Fund	Boston Trust & Investment Management Company	99.2
Midcap Fund	Boston Trust & Investment Management Company	97.4
SMID Cap Fund	Boston Trust & Investment Management Company	61.9
Walden Asset Management Fund	Boston Trust & Investment Management Company	71.5
Walden Equity Fund	JP Morgan Chase TTEE Cust	27.9
	Charles Schwab & Co., Inc.	26.9
Walden Midcap Fund Fund	Boston Trust & Investment Management Company	99.0
Walden SMID Cap Innovations Fund	Boston Trust & Investment Management Company	100.0
Walden Small Cap Innovations Fund	Boston Trust & investment Management Company	35.0
	Charles Schwab & Co., Inc.	25.2

7.	Subsequent Events:
Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

64	Continued

Supplementary Information (Unaudited)	September 30, 2012

Table of Shareholder Expenses:

As a shareholder of the Boston Trust Funds and Walden Funds, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust Funds and Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012, through September 30, 2012.

Actual Expenses

The tables below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid	Annualized Expense Ratio
	Beginning Account Value	Ending Account Value	During Period[1]	During Period
	4/1/12	9/30/12	4/1/12 - 9/30/12	4/1/12 - 9/30/12

Asset Management Fund	$1,000.00	$1,020.50	$4.91	0.97%
Equity Fund	1,000.00	1,010.30	5.04	1.00%
Midcap Fund	1,000.00	974.10	4.95	1.00%
SMID Cap Fund	1,000.00	977.50	4.96	1.00%
Small Cap Fund	1,000.00	1,000.80	5.02	1.00%

Walden Asset Management Fund	1,000.00	1,003.90	5.02	1.00%
Walden Equity Fund	1,000.00	993.70	5.00	1.00%
Walden Midcap Fund	1,000.00	973.90	4.95	1.00%
Walden SMID Cap Innovations Fund	1,000.00	1,002.40	2.68 [2]	1.00%
Walden Small Cap Innovations Fund	1,000.00	806.70	5.02	1.00%

[1]
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

[2]
Expenses are equal to the Walden SMID Cap Innovations Fund annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the fiscal year (to reflect the one half-year period). Information shown reflects values using the expense ratios for the 95 days of operations during the period, and has been annualized to reflect values for the period June 29, 2012 to September 30, 2012.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Boston Trust Fund’s and Walden Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid	Annualized Expense Ratio
	Beginning Account Value	Ending Account Value	During Period[1]	During Period
	4/1/12	9/30/12	4/1/12 - 9/30/12	4/1/12 - 9/30/12

Asset Management Fund	$1,000.00	$1,020.21	$4.91	0.97%
Equity Fund	1,000.00	1,020.05	5.06	1.00%
Midcap Fund	1,000.00	1,020.05	5.06	1.00%
SMID Cap Fund	1,000.00	1,020.05	5.06	1.00%
Small Cap Fund	1,000.00	1,020.05	5.06	1.00%

Walden Asset Management Fund	1,000.00	1,020.05	5.06	1.00%
Walden Equity Fund	1,000.00	1,020.05	5.06	1.00%
Walden Midcap Fund	1,000.00	1,020.05	5.06	1.00%
Walden SMID Cap Innovations Fund	1,000.00	1,020.05	5.06 [2]	1.00%
Walden Small Cap Innovations Fund	1,000.00	1,020.05	5.06	1.00%

[1]
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

[2]
Expenses are equal to the Walden SMID Cap Innovations Fund annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the fiscal year (to reflect the one half-year period). Information shown reflects values using the expense ratios for the 95 days of operations during the period, and has been annualized to reflect values for the period June 29, 2012 to September 30, 2012.

Continued	65

Supplementary Information (Unaudited)	September 30, 2012

Tabular Summary of Schedules of Portfolio Investments:

The Boston Trust Funds invested, as a percentage of total net assets, in the following industries as of September 30, 2012.

Boston Trust Asset Management Fund
Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets

U.S. Government & U.S. Government Agency Obligations	18.3%
Information Technology	14.2%
Industrials	13.7%
Financials	13.0%
Energy	10.2%
Consumer Staples	9.7%
Consumer Discretionary	7.6%
Health Care	6.1%
Materials	3.1%
Municipal Bonds	2.7%
Investment Companies	1.0%
Telecommunication Services	0.2%
Other assets in excess of liabilities	0.2%

Total	100.0%

Boston Trust Equity Fund
Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets

Information Technology	19.0%
Industrials	18.1%
Energy	13.2%
Financials	12.9%
Consumer Staples	12.5%
Consumer Discretionary	10.6%
Health Care	7.9%
Materials	4.5%
Investment Companies	1.3%
Other assets in excess of liabilities	0.1%

Total	100.0%

Boston Trust Midcap Fund
Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets

Financials	17.1%
Industrials	16.3%
Information Technology	14.9%
Consumer Discretionary	13.6%
Health Care	13.1%
Energy	8.4%
Consumer Staples	6.3%
Materials	5.4%
Utilities	4.1%
Investment Companies	0.8%
Liabilities in excess of other assets	—%

Total	100.0%

Boston Trust SMID Cap Fund
Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets

Financials	22.1%
Information Technology	15.3%
Industrials	14.9%
Consumer Discretionary	13.6%
Health Care	11.4%
Energy	6.4%
Materials	6.3%
Utilities	5.0%
Consumer Staples	2.9%
Investment Companies	2.3%
Liabilities in excess of other assets	(0.2)%

Total	100.0%

Boston Trust Small Cap Fund
Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets

Financials	20.5%
Information Technology	18.6%
Industrials	16.1%
Health Care	13.6%
Consumer Discretionary	13.2%
Energy	5.7%
Materials	4.4%
Consumer Staples	3.8%
Utilities	3.3%
Investment Companies	1.0%
Liabilities in excess of other assets	(0.2)%

Total	100.0%

66	Continued

Supplementary Information (Unaudited)	September 30, 2012

The Walden Funds invested, as a percentage of total net assets, in the following industries as of September 30, 2012.

Walden Asset Management Fund
Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets

U.S. Government & U.S. Government Agency Obligations	21.2%
Information Technology	15.4%
Financials	11.5%
Industrials	11.2%
Consumer Staples	9.9%
Health Care	8.2%
Energy	8.2%
Consumer Discretionary	8.0%
Materials	3.4%
Municipal Bonds	1.3%
Investment Companies	1.1%
Telecommunication Services	0.2%
Other assets in excess of liabilities	0.4%

Total	100.0%

Walden Equity Fund
Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets

Information Technology	20.7%
Industrials	15.3%
Consumer Staples	12.9%
Health Care	12.4%
Financials	11.3%
Energy	11.0%
Consumer Discretionary	10.7%
Materials	4.6%
Investment Companies	1.4%
Liabilities in excess of other assets	(0.3)%

Total	100.0%

Walden Midcap Fund
Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets

Financials	16.1%
Industrials	16.1%
Information Technology	15.0%
Consumer Discretionary	13.8%
Health Care	12.8%
Energy	8.2%
Consumer Staples	6.2%
Materials	5.3%
Utilities	4.1%
Investment Companies	2.4%
Other assets in excess of liabilities	—%

Total	100.0%

Walden SMID Cap Innovations Fund
Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets

Financials	22.5%
Information Technology	15.8%
Industrials	14.7%
Consumer Discretionary	14.1%
Health Care	11.3%
Materials	6.7%
Energy	6.3%
Utilities	5.1%
Consumer Staples	3.0%
Investment Companies	0.7%
Liabilities in excess of other assets	(0.2)%

Total	100.0%

Walden Small Cap Innovations Fund
Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets

Financials	20.2%
Information Technology	18.4%
Industrials	15.0%
Health Care	13.8%
Consumer Discretionary	12.4%
Energy	5.6%
Materials	4.5%
Consumer Staples	3.8%
Utilities	3.3%
Investment Companies	3.2%
Liabilities in excess of other assets	(0.2)%

Total	100.0%

Other Information:
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) on the Boston Trust & Investment Management, Inc. website at http://www.btim.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

67

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Investment Adviser
Boston Trust Investment Management, Inc.
One Beacon Street
Boston, MA 02108

Custodian and Transfer Agent
Boston Trust & Investment Management Company
One Beacon Street
Boston, MA 02108

Administrator
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

Distributor
BHIL Distributors, Inc.
4041 N. High Street, Suite 402
Columbus, OH 43214

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

11/12

Item 2.  Code of Ethics.

Not applicable – only for annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable - Only effective for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini, President

Date	November 27, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini, President

Date	November 27, 2012

By (Signature and Title)*	/s/ Jennifer Ellis, Treasurer

Date	November 27, 2012